UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2024

WESTERN ASSET

INCOME FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Income Fund for the six-month reporting period ended January 31, 2024. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 1, 2024, S. Kenneth Leech will no longer serve as a member of the portfolio management team for the Fund. For more information, please see the Fund’s prospectus supplement dated March 1, 2024.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 29, 2024

II	Western Asset Income Fund

Performance review

For the six months ended January 31, 2024, Class A shares of Western Asset Income Fund, excluding sales charges, returned 4.87%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Universal Indexi, returned 3.41% for the same period.

Performance Snapshot as of January 31, 2024 (unaudited)
(excluding sales charges)	6 months
Western Asset Income Fund:
Class A	4.87%
Class C	4.49%
Class C1[1]	4.83%
Class I	5.22%
Class IS	5.07%
Bloomberg U.S. Universal Index	3.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2024 for Class A, Class C, Class C1, Class I and Class IS shares were 7.24%, 6.77%, 7.04%, 7.80% and 7.92%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated December 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 0.93%, 1.65%, 1.34%, 0.63% and 0.54%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Income Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 29, 2024

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to certain risks of overseas investing, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. In addition, the Fund invests in high yield securities, that is securities rated below the Baa/BBB categories, or, if unrated, those determined to be of comparable credit quality. Below investment grade securities are commonly referred to as “junk bonds”. These issues are lower rated and inherently more risky than higher rated fixed income securities. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Universal Index represents the union of the Bloomberg U.S. Aggregate Index, the Bloomberg U.S. Corporate High Yield Index, the Investment Grade 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or below investment grade.

IV	Western Asset Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2024 and July 31, 2023 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Income Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2023 and held for the six months ended January 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.87%	$1,000.00	$1,048.70	0.93%	$4.79	Class A	5.00%	$1,000.00	$1,020.46	0.93%	$4.72
Class C	4.49	1,000.00	1,044.90	1.66	8.53	Class C	5.00	1,000.00	1,016.79	1.66	8.42
Class C1	4.83	1,000.00	1,048.30	1.39	7.16	Class C1	5.00	1,000.00	1,018.15	1.39	7.05
Class I	5.22	1,000.00	1,052.20	0.63	3.25	Class I	5.00	1,000.00	1,021.97	0.63	3.20
Class IS	5.07	1,000.00	1,050.70	0.54	2.78	Class IS	5.00	1,000.00	1,022.42	0.54	2.75

2	Western Asset Income Fund 2024 Semi-Annual Report

[1]	For the six months ended January 31, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Income Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 47.3%
Communication Services — 4.7%
Diversified Telecommunication Services — 0.6%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,160,000	$1,884,700	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	5,260,000	3,028,523	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	2,820,000	2,809,233	(a)
Total Diversified Telecommunication Services				7,722,456
Entertainment — 0.4%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	1,580,779	(a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	1,140,000	730,384	(a)
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	710,000	734,603	(a)
Nexstar Media Inc., Senior Notes	5.625%	7/15/27	1,670,000	1,627,674	(a)
Total Entertainment				4,673,440
Interactive Media & Services — 0.3%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	740,000	716,486	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	390,000	153,102	(a)
Ziff Davis Inc., Senior Notes	4.625%	10/15/30	2,850,000	2,612,093	(a)
Total Interactive Media & Services				3,481,681
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	3,560,000	3,012,494	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	1,080,000	901,681
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	500,000	410,531	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	2,540,000	2,297,430

See Notes to Financial Statements.

4	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	5.125%	8/15/27	3,190,000	$3,006,756	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	2,417,000	2,299,608	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,180,000	3,884,014
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	370,000	292,071	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,950,000	1,315,470	(a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	2,380,000	2,485,888	(a)
McClatchy Co. LLC, Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	7/15/27	1,532,160	1,679,630	(a)(b)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,320,000	1,312,282
Total Media				22,897,855
Wireless Telecommunication Services — 1.5%
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	2,120,000	2,118,853
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,650,000	1,419,462	(a)
CSC Holdings LLC, Senior Notes	7.500%	4/1/28	1,140,000	760,206	(a)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	2,710,000	2,747,970	(a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	5,480,000	5,569,627	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,000,000	851,123	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,650,000	1,916,705	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,044,000	997,083	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,152,000	971,407	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,470,000	1,318,392	(a)
Total Wireless Telecommunication Services				18,670,828
Total Communication Services				57,446,260
Consumer Discretionary — 10.5%
Automobile Components — 0.4%
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	1,950,000	1,948,311	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Automobile Components — continued
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,320,000		$1,353,000	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,860,000		1,833,223	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	460,000		485,654	(a)
Total Automobile Components					5,620,188
Automobiles — 1.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	8,020,000		6,643,255
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,370,000		1,179,494
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	4,455,000		3,930,642	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	6,334,000		6,410,990	(a)
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	2,750,000		2,715,372	(a)
Total Automobiles					20,879,753
Broadline Retail — 0.7%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,560,000		2,154,244
Prosus NV, Senior Notes	3.061%	7/13/31	3,010,000		2,451,418	(a)
QVC Inc., Senior Secured Notes	4.450%	2/15/25	3,160,000		3,062,654
QVC Inc., Senior Secured Notes	4.375%	9/1/28	620,000		460,171
Total Broadline Retail					8,128,487
Distributors — 0.6%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	5,203,050		5,383,960	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,675,079		1,877,345	(a)(b)
Total Distributors					7,261,305
Diversified Consumer Services — 0.5%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,700,000		1,476,033	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	1,650,000	GBP	2,076,194	(c)

See Notes to Financial Statements.

6	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Consumer Services — continued
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	2,060,000	$1,603,473	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,770,000	833,157	(a)
Total Diversified Consumer Services				5,988,857
Hotels, Restaurants & Leisure — 4.7%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	1,630,000	1,494,382	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	1,410,000	1,449,866	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	4,790,000	4,846,096	(a)(d)
Caesars Resort Collection LLC/ CRC Finco Inc., Senior Secured Notes	5.750%	7/1/25	3,080,000	3,087,851	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	3,330,000	3,282,921	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	170,000	186,765	(a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	1,120,000	1,036,714	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,870,000	2,046,874	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,690,000	2,551,774	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	3,450,000	3,402,710
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	2,560,000	2,491,200	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000	1,046,380	(a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	2,936,000	2,759,957	(a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	830,000	892,814	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	2,980,000	2,907,571	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	980,000	1,029,374	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	3,580,000	3,447,128	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	4,420,000	4,378,294	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	520,000	565,956	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	9.250%	1/15/29	1,010,000		$1,085,557	(a)
Royal Caribbean Cruises Ltd., Senior Secured Notes	8.250%	1/15/29	710,000		753,688	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000	GBP	1,310,401	(c)
Sands China Ltd., Senior Notes	5.375%	8/8/25	600,000		594,117
Sands China Ltd., Senior Notes	2.550%	3/8/27	450,000		407,956
Sands China Ltd., Senior Notes	5.650%	8/8/28	1,000,000		982,204
Sands China Ltd., Senior Notes	3.100%	3/8/29	730,000		631,184
Sands China Ltd., Senior Notes	3.500%	8/8/31	210,000		174,713
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	850,000		820,165	(a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,940,000		2,077,022	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	190,000		181,566	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	2,490,000	GBP	2,683,197	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	3,900,000		3,865,684	(a)
Total Hotels, Restaurants & Leisure					58,472,081
Household Durables — 0.5%
Newell Brands Inc., Senior Notes	5.200%	4/1/26	2,850,000		2,776,907
Newell Brands Inc., Senior Notes	6.375%	9/15/27	1,290,000		1,271,080
TopBuild Corp., Senior Notes	3.625%	3/15/29	1,890,000		1,711,644	(a)
TopBuild Corp., Senior Notes	4.125%	2/15/32	170,000		148,735	(a)
Total Household Durables					5,908,366
Specialty Retail — 1.4%
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	430,000		421,270
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	700,000		709,856	(a)
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	1,560,000	CAD	1,111,731	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	2,190,000		2,089,304	(a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	3,330,000		2,815,881	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	140,000		126,567	(a)

See Notes to Financial Statements.

8	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	400,000	$377,504	(a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	4,460,000	4,182,149	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,720,000	1,352,653	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	3,640,000	3,612,351
Total Specialty Retail				16,799,266
Total Consumer Discretionary				129,058,303
Consumer Staples — 0.3%
Food Products — 0.3%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	3,710,000	3,690,085	(a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	640,000	584,621	(a)
Total Consumer Staples				4,274,706
Energy — 9.5%
Energy Equipment & Services — 0.7%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	660,000	644,054	(a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	1,260,000	1,309,359	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,900,000	1,844,710	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	5,520,000	4,589,439	(a)
Total Energy Equipment & Services				8,387,562
Oil, Gas & Consumable Fuels — 8.8%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	6,340,000	6,224,487	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,600,000	2,627,092	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,830,000	2,832,017	(a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,340,000	1,392,056	(a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	3,060,000	3,100,928

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Endeavor Energy Resources LP/ EER Finance Inc., Senior Notes	5.750%	1/30/28	1,930,000	$1,922,463	(a)
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.669%	2/16/24	890,000	872,042	(e)(f)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	890,000	862,544	(e)(f)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	420,000	422,392	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,330,000	1,427,427	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,800,000	1,679,392	(a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	1,730,000	1,662,141	(a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	1,520,000	1,634,714	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,460,000	1,454,905	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	1,330,000	1,397,804	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,470,000	1,434,801	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,500,000	1,520,898	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	420,000	410,142	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	2,690,000	2,672,085	(a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	2,600,000	2,642,148	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,230,000	1,211,556
Occidental Petroleum Corp., Senior Notes	7.150%	5/15/28	3,560,000	3,759,746
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	2,715,000	2,898,222
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	5,420,000	6,337,799
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	540,000	402,859

See Notes to Financial Statements.

10	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	4,200,000	$4,111,840	(a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	1,920,000	2,128,128	(a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	980,000	1,012,411	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,490,000	1,384,214
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,300,000	1,477,383	(a)
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.751%	3/4/24	2,230,000	2,216,125	(e)(f)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,350,000	1,292,490	(a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	4,955,000	5,141,036
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,620,000	1,507,977	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,190,000	1,199,984	(a)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.135%	12/15/28	5,970,000	5,896,725	(a)(f)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	3,060,000	3,182,265
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	3,480,000	3,226,032
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	1,200,000	1,200,984	(a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,140,000	1,060,548	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	3,120,000	3,125,254	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	1,060,000	938,255	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,210,000	1,025,766	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	1,590,000	$1,606,665	(a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,450,000	1,525,765	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	3,830,000	3,477,390
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	3,800,000	3,334,623
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000	656,148
YPF SA, Senior Notes	8.500%	7/28/25	2,860,000	2,760,233	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,510,000	1,346,211	(a)
Total Oil, Gas & Consumable Fuels				108,637,112
Total Energy				117,024,674
Financials — 7.7%
Banks — 3.7%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,820,000	2,689,616	(a)(e)(f)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	2,610,000	2,657,873	(f)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	450,000	466,719	(f)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	990,000	988,161	(e)(f)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,960,000	1,836,415	(e)(f)
Comerica Bank, Senior Notes	2.500%	7/23/24	2,856,000	2,797,610

See Notes to Financial Statements.

12	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000	EUR	$3,771,139	(c)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,900,000		4,009,687	(a)(e)(f)
Danske Bank A/S, Senior Notes (6.466% to 1/9/25 then 1 year Treasury Constant Maturity Rate + 2.100%)	6.466%	1/9/26	3,060,000		3,085,013	(a)(f)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	2,200,000		2,415,815	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	710,000		708,064	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	2,410,000	EUR	2,531,947	(c)(e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	1,040,000		1,030,878	(e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,620,000		1,592,310	(e)(f)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000	GBP	4,856,047	(e)(f)
PNC Financial Services Group Inc., Senior Notes (5.068% to 1/24/33 then SOFR + 1.933%)	5.068%	1/24/34	700,000		689,417	(f)
PNC Financial Services Group Inc., Senior Notes (6.037% to 10/28/32 then SOFR + 2.140%)	6.037%	10/28/33	810,000		847,506	(f)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,520,000	$1,582,516	(f)
Truist Financial Corp., Senior Notes (5.122% to 1/26/33 then SOFR + 1.852%)	5.122%	1/26/34	1,230,000	1,198,067	(f)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	910,000	932,586	(f)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	2,070,000	1,942,507	(a)(f)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	790,000	817,504	(a)(f)
US Bancorp, Senior Notes (4.839% to 2/1/33 then SOFR + 1.600%)	4.839%	2/1/34	1,280,000	1,231,122	(f)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	940,000	970,486	(f)
Total Banks				45,649,005
Capital Markets — 1.1%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,390,000	1,212,197	(a)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	890,000	922,580	(f)
Credit Suisse AG, Senior Notes	4.750%	8/9/24	1,300,000	1,293,144
Credit Suisse AG, Senior Notes	3.625%	9/9/24	740,000	731,065
Credit Suisse AG, Senior Notes	7.950%	1/9/25	1,770,000	1,811,587
Credit Suisse AG AT1 Claim	—	—	5,380,000	618,700	*(g)
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	1,250,000	1,249,998	(e)(f)

See Notes to Financial Statements.

14	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	2,573,000		$2,602,165	(a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,720,000		1,844,165	(a)(e)(f)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	430,000		458,075	(a)(f)
Total Capital Markets					12,743,676
Consumer Finance — 0.3%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	2,090,000		1,910,563	(a)
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	1,640,000		1,464,401	(a)
Total Consumer Finance					3,374,964
Financial Services — 2.1%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	410,000		396,445	(a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	2,560,000		2,672,000	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,745,702		4,578,416	(a)(b)
GTCR W-2 Merger Sub LLC, Senior Secured Notes	7.500%	1/15/31	2,900,000		3,014,666	(a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,390,000		1,272,098	(a)
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	1,890,000		1,743,637	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,700,000		1,718,428	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	6,560,000		5,836,938	(a)
Stichting AK Rabobank Certificaten, Junior Subordinated Notes	6.500%	3/29/2172	1,180,000	EUR	1,293,323	(c)(e)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000		834,511

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — continued
VistaJet Malta Finance PLC/ Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	2,460,000	$2,057,027	(a)
VistaJet Malta Finance PLC/ Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	660,000	559,891	(a)
Total Financial Services				25,977,380
Insurance — 0.4%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	5,094,000	5,143,602	(a)(b)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	250,000	231,724	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	1,160,000	1,039,821	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,271,545
Total Financials				94,160,172
Health Care — 3.1%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	3,170,000	2,958,558	(a)
Health Care Providers & Services — 1.5%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	2,780,000	2,268,091	*(a)(h)
Akumin Inc., Senior Secured Notes	7.500%	8/1/28	260,000	199,622	*(a)(h)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	3,030,000	1,975,978	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	320,000	296,014	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	3,830,000	3,464,044	(a)

See Notes to Financial Statements.

16	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	780,000		$619,815	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,690,000		1,770,001	(a)
HCA Inc., Senior Notes	7.500%	11/6/33	1,230,000		1,387,909
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	3,690,000		3,777,896	(a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	2,046,000		1,869,113	(a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000		492,135	(a)
Total Health Care Providers & Services					18,120,618
Health Care Technology — 0.2%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	2,150,000		1,922,784	(a)
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	490,000		390,327	(a)
Total Health Care Technology					2,313,111
Pharmaceuticals — 1.2%
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,200,000		1,104,000	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,090,000		690,787	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000	GBP	2,092,124	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	1,200,000	EUR	1,287,114	(c)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,100,000		2,015,108
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,510,000		1,405,986
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,770,000		2,679,975

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	2,220,000	$2,441,125
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	680,000	466,126
Total Pharmaceuticals				14,182,345
Total Health Care				37,574,632
Industrials — 7.2%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	5.805%	5/1/50	3,000,000	3,007,211
Bombardier Inc., Senior Notes	7.875%	4/15/27	3,000,000	2,998,697	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	2,800,000	2,783,224	(a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,980,000	2,014,874	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	2,580,000	2,692,297	(a)
Triumph Group Inc., Senior Secured Notes	9.000%	3/15/28	3,130,000	3,306,529	(a)
Total Aerospace & Defense				16,802,832
Air Freight & Logistics — 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	1,280,000	1,194,643	(a)
Building Products — 0.2%
Advanced Drainage Systems Inc., Senior Notes	5.000%	9/30/27	330,000	318,116	(a)
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	1,490,000	1,503,619	(a)
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,300,000	1,163,902	(a)
Total Building Products				2,985,637
Commercial Services & Supplies — 1.5%
Allied Universal Holdco LLC/ Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,350,000	1,331,470	(a)
Clean Harbors Inc., Senior Notes	5.125%	7/15/29	1,350,000	1,292,709	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	2,480,000	2,543,600
CoreCivic Inc., Senior Notes	4.750%	10/15/27	210,000	197,544
GEO Group Inc., Secured Notes	10.500%	6/30/28	2,530,000	2,575,816
GFL Environmental Inc., Senior Notes	4.750%	6/15/29	3,810,000	3,580,608	(a)

See Notes to Financial Statements.

18	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	1,130,000	$1,104,344	(a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,810,000	1,853,491	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,000,000	2,001,250	(a)
PECF USS Intermediate Holding III Corp., Senior Notes	8.000%	11/15/29	3,098,000	1,497,728	(a)
Total Commercial Services & Supplies				17,978,560
Construction & Engineering — 0.4%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	235,800
Tutor Perini Corp., Senior Notes	6.875%	5/1/25	4,550,000	4,463,056	(a)
Total Construction & Engineering				4,698,856
Ground Transportation — 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,720,000	1,463,402	(a)
RXO Inc., Senior Notes	7.500%	11/15/27	550,000	566,995	(a)
XPO Inc., Senior Notes	7.125%	2/1/32	1,050,000	1,071,077	(a)
XPO Inc., Senior Secured Notes	6.250%	6/1/28	1,440,000	1,444,420	(a)
Total Ground Transportation				4,545,894
Machinery — 1.0%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	3,871,000	3,546,978
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	5,033,000	5,021,527
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	4,160,000	3,864,347	(a)
Total Machinery				12,432,852
Marine Transportation — 0.1%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	1,710,000	1,712,394	(a)
Passenger Airlines — 1.2%
Air Canada, Senior Secured Notes	3.875%	8/15/26	2,850,000	2,713,638	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,147,500	1,123,584

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Passenger Airlines — continued
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	1,650,000	$1,673,711	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,620,000	1,718,234	(a)
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	1,207,500	1,195,281	(a)
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,280,000	1,258,291	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,461,999	955,636	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,772,000	2,465,568	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,260,000	1,166,580	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	467,040	456,523
Total Passenger Airlines				14,727,046
Professional Services — 0.1%
RR Donnelley & Sons Co., Secured Notes	9.750%	7/31/28	930,000	929,567	(a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	860,000	766,744	(a)
Total Professional Services				1,696,311
Trading Companies & Distributors — 0.5%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,870,000	1,699,517	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	1,110,000	1,108,156
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,175,000	1,147,678
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000	983,559
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	1,620,000	1,643,896	(a)
Total Trading Companies & Distributors				6,582,806

See Notes to Financial Statements.

20	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Transportation Infrastructure — 0.3%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	2,640,000	GBP	$3,228,380	(c)
Total Industrials					88,586,211
Information Technology — 1.1%
Communications Equipment — 0.2%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,260,000		1,093,006	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,220,000		807,493	(a)
Total Communications Equipment					1,900,499
Software — 0.8%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	4,150,000		4,232,083	(a)
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	1,160,000		1,037,692
Gen Digital Inc., Senior Notes	7.125%	9/30/30	2,500,000		2,595,385	(a)
NCR Voyix Corp., Senior Notes	5.125%	4/15/29	1,880,000		1,760,680	(a)
Total Software					9,625,840
Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp., Secured Notes	12.500%	12/15/27	750,000		851,996	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	800,000		849,000	(a)
Total Technology Hardware, Storage & Peripherals					1,700,996
Total Information Technology					13,227,335
Materials — 2.1%
Chemicals — 0.2%
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	1,950,000		1,983,181	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	990,000		832,104
Total Chemicals					2,815,285
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	2,000,000		1,956,859	(a)
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	2,870,000		3,017,823	(a)
Total Construction Materials					4,974,682

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — 0.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,500,000	$726,360	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	2,020,000	1,999,265	(a)
Sealed Air Corp., Senior Notes	6.125%	2/1/28	730,000	733,245	(a)
Total Containers & Packaging				3,458,870
Metals & Mining — 1.0%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	540,000	534,098	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	4,760,000	4,539,319	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,980,000	2,701,355	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,370,000	2,282,390
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,100,000	1,087,261	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,590,000	1,731,417
Total Metals & Mining				12,875,840
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	290,000	292,114
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	2,260,000	1,866,008
Total Paper & Forest Products				2,158,122
Total Materials				26,282,799
Real Estate — 0.6%
Diversified REITs — 0.2%
Accession Risk Management Group Inc. (f/k/a RSC Acquisition Inc.)	5.500%	11/1/29	275,109	275,109	(i)

See Notes to Financial Statements.

22	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified REITs — continued
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	5.250%	8/1/26	970,000	$821,560
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,370,000	1,038,273
Total Diversified REITs				2,134,942
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,300,000	1,223,802
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	380,000	403,211	(a)
Total Hotel & Resort REITs				1,627,013
Real Estate Management & Development — 0.3%
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,040,000	84,500	*(c)(j)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	2,240,000	2,339,557	(a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	10.500%	1/15/28	1,130,580	1,154,853	(a)
Total Real Estate Management & Development				3,578,910
Total Real Estate				7,340,865
Utilities — 0.5%
Electric Utilities — 0.1%
FirstEnergy Corp., Senior Notes	2.650%	3/1/30	890,000	774,100
Independent Power and Renewable Electricity Producers — 0.4%
TransAlta Corp., Senior Notes	7.750%	11/15/29	1,010,000	1,062,692
TransAlta Corp., Senior Notes	6.500%	3/15/40	3,880,000	3,841,337
Total Independent Power and Renewable Electricity Producers				4,904,029
Total Utilities				5,678,129
Total Corporate Bonds & Notes (Cost — $599,902,258)				580,654,086

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 18.0%
Communication Services — 1.1%
Entertainment — 0.4%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	10.998%	2/10/27	3,633,260	$3,268,408	(f)(k)(l)
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.336%	4/29/26	1,818,888	1,820,225	(f)(k)(l)
Total Entertainment				5,088,633
Media — 0.7%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	10.848%	5/18/29	2,686,000	2,664,458	(f)(k)(l)
Learfield Communications LLC, 2023 Term Loan (1 mo. Term SOFR + 5.500%)	10.833%	6/30/28	1,865,325	1,867,666	(f)(k)(l)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	9.583%	5/3/28	2,570,000	2,521,209	(f)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility Y (3 mo. Term SOFR + 3.350%)	8.790%	3/31/31	1,410,000	1,393,968	(f)(k)(l)
Total Media				8,447,301
Total Communication Services				13,535,934
Consumer Discretionary — 3.7%
Automobile Components — 0.3%
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.333%	5/6/30	1,655,850	1,658,955	(f)(k)(l)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.000%)	10.574%	3/30/27	1,657,443	1,658,488	(f)(k)(l)
Total Automobile Components				3,317,443
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan Facility B4 (3 mo. Term SOFR + 3.250%)	8.598%	10/28/30	1,860,000	1,865,813	(f)(k)(l)(m)
Diversified Consumer Services — 0.3%
Adtalem Global Education Inc., 2024 Repricing Term Loan (1 mo. Term SOFR + 3.614%)	8.951%	8/12/28	334,501	334,173	(f)(k)(l)

See Notes to Financial Statements.

24	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Consumer Services — continued
Lakeshore Learning Materials, Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.947%	9/29/28	2,616,600	$2,618,641	(f)(k)(l)
Prime Security Services Borrower LLC, 2023 Refinancing Term Loan B1 (3 mo. Term SOFR + 2.500%)	7.827%	10/11/30	1,240,000	1,242,405	(f)(k)(l)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.947%	4/13/28	330,000	195,525	(f)(k)(l)
Total Diversified Consumer Services				4,390,744
Hotels, Restaurants & Leisure — 1.5%
1011778 BC Unlimited Liability Co., Term Loan B5 (1 mo. Term SOFR + 2.250%)	7.583%	9/23/30	1,740,000	1,733,475	(f)(k)(l)
Alterra Mountain Co., 2028 Term Loan B (1 mo. Term SOFR + 3.614%)	8.947%	8/17/28	3,754,058	3,760,628	(f)(k)(l)
Caesars Entertainment Inc., Term Loan	—	1/24/31	2,310,000	2,308,556	(m)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 3.350%)	8.663%	2/6/30	833,700	834,367	(f)(k)(l)
Carnival Corp., Initial Advance
Term Loan (1 mo. Term SOFR + 3.000%)	8.336%	8/9/27	885,550	887,100	(f)(k)(l)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	14.610%	3/8/24	386,000	382,623	(f)(i)(k)(l)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 3.614%)	8.970%	11/25/30	3,010,000	3,002,475	(f)(k)(l)
Four Seasons Hotels Ltd., Term Loan B	—	11/30/29	1,890,000	1,892,844	(m)
Pacific Bells LLC, Initial Term Loan (3 mo. Term SOFR + 4.762%)	10.110%	11/10/28	1,421,038	1,415,709	(f)(k)(l)
Station Casinos LLC, Term Loan Facility B1 (1 mo. Term SOFR + 2.250%)	7.683%	2/8/27	1,933,839	1,931,799	(f)(k)(l)
Total Hotels, Restaurants & Leisure				18,149,576

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Household Durables — 0.3%
Osmosis Buyer Ltd., 2023 Incremental Term Loan B (1 mo. Term SOFR + 4.250%)	9.587%	7/31/28	3,230,000		$3,233,036	(f)(k)(l)(n)
Leisure Products — 0.4%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.350%)	8.695%	2/7/29	3,841,500		3,759,868	(f)(i)(k)(l)
Topgolf Callaway Brands Corp., Initial Term Loan (1 mo. Term SOFR + 3.600%)	8.933%	3/15/30	1,647,550		1,646,347	(f)(k)(l)
Total Leisure Products					5,406,215
Specialty Retail — 0.7%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.750%)	8.197%	10/19/27	3,393,769		3,371,726	(f)(k)(l)
Lids Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.650%)	11.028%	12/14/26	3,307,500		3,262,022	(f)(i)(k)(l)
Michaels Cos. Inc., Term Loan B (3 mo. Term SOFR + 4.512%)	9.860%	4/15/28	319,181		263,325	(f)(k)(l)
PECF USS Intermediate Holding III Corp., Initial Term Loan	9.697-9.824%	12/15/28	2,303,000		1,722,932	(f)(k)(l)
Total Specialty Retail					8,620,005
Textiles, Apparel & Luxury Goods — 0.1%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan (1 mo. Term SOFR + 3.364%)	8.697%	11/24/28	785,577		784,104	(f)(k)(l)
Total Consumer Discretionary					45,766,936
Consumer Staples — 0.4%
Beverages — 0.3%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.860%	3/31/28	3,441,758		3,390,132	(f)(k)(l)
Consumer Staples Distribution & Retail — 0.1%
Froneri Lux Finco Sarl, Term Loan Facility B1 (3 mo. EURIBOR + 2.125%)	5.991%	1/29/27	470,000	EUR	507,952	(f)(k)(l)

See Notes to Financial Statements.

26	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — 0.0% ††
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.864%)	13.197%	10/1/26	260,000	$212,226	(f)(k)(l)
Household Products — 0.0% ††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	10.697%	12/23/28	637,774	244,478	(f)(k)(l)
Total Consumer Staples				4,354,788
Financials — 4.1%
Banks — 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.947%	8/2/28	2,254,826	2,249,899	(f)(k)(l)
Capital Markets — 0.9%
Advisor Group Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 4.500%)	9.833%	8/17/28	1,680,000	1,680,529	(f)(k)(l)
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	9.998%	11/12/27	3,346,788	3,081,840	(f)(k)(l)
Focus Financial Partners LLC, First Lien Term Loan B4 (1 mo. Term SOFR + 2.500%)	7.833%	6/30/28	2,136,253	2,132,921	(f)(k)(l)
Focus Financial Partners LLC, Term Loan B7 (1 mo. Term SOFR + 2.750%)	8.083%	6/30/28	2,361,610	2,354,974	(f)(k)(l)
Jump Financial LLC, Term Loan (3 mo. Term SOFR + 4.762%)	10.110%	8/7/28	2,285,308	2,271,024	(f)(i)(k)(l)
Total Capital Markets				11,521,288
Financial Services — 1.6%
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.250%)	7.931-7.970%	7/29/30	161,018	160,978	(f)(k)(l)
CTC Holdings LP, Term Loan (3 mo. Term SOFR + 5.150%)	10.522%	2/20/29	2,120,719	2,107,464	(f)(i)(k)(l)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	12.360%	4/7/28	1,180,000	1,166,725	(f)(k)(l)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — continued
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.098%	4/9/27	366,700	$360,787	(f)(k)(l)
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	10.571%	6/16/28	2,260,800	2,260,800	(f)(k)(l)
GTCR W Merger Sub LLC, Initial USD Term Loan	—	9/20/30	1,350,000	1,351,829	(m)
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	8.447%	3/20/28	3,563,000	3,541,016	(f)(k)(l)
Jane Street Group LLC, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.951%	1/26/28	4,368,485	4,356,669	(f)(k)(l)
Nexus Buyer LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 4.500%)	9.833%	12/11/28	3,720,000	3,659,550	(f)(i)(k)(l)(m)
Total Financial Services				18,965,818
Insurance — 1.3%
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan (3 mo. Term SOFR + 6.000%)	11.313%	10/30/26	1,155,193	1,149,417	(f)(i)(k)(l)(n)
Accession Risk Management Group Inc. (f/k/a RSC Acquisition Inc.), Term Loan (3 mo. Term SOFR + 5.650%)	10.963-11.038%	11/1/29	519,104	519,104	(f)(i)(k)(l)
Accession Risk Management Group Inc. (f/k/a RSC Acquisition Inc.), Term Loan B (3 mo. Term SOFR + 5.650%)	10.963-11.038%	10/30/26	188,259	188,259	(f)(i)(k)(l)
Accession Risk Management Group Inc. (f/k/a RSC Acquisition Inc.), Term Loan C (3 mo. Term SOFR + 5.650%)	10.963-11.038%	11/1/29	375,477	375,477	(f)(i)(k)(l)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2	11.326-11.388%	10/30/26	254,170	252,899	(f)(i)(k)(l)
Acrisure LLC, 2020 Term Loan B (3 mo. USD LIBOR + 3.500%)	9.150%	2/15/27	510,125	508,812	(f)(k)(l)

See Notes to Financial Statements.

28	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Acrisure LLC, 2021-2 First Lien Additional Term Loan (3 mo. USD LIBOR + 4.250%)	9.900%	2/15/27	1,626,800	$1,629,850	(f)(k)(l)
Acrisure LLC, 2023 Term Loan B (3 mo. Term SOFR + 4.500%)	9.888%	10/18/30	2,272,825	2,284,189	(f)(k)(l)
AssuredPartners Inc., 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.083%	2/12/27	1,565,499	1,565,663	(f)(k)(l)
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.364%)	10.697%	1/20/29	3,890,000	3,698,845	(f)(k)(l)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.697%	7/31/27	1,556,000	1,535,469	(f)(k)(l)
HIG Finance 2 Ltd., 2023 Term Loan (1 mo. Term SOFR + 4.000%)	9.333%	4/18/30	456,550	456,876	(f)(k)(l)
Sedgwick Claims Management Services Inc., 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.083%	2/24/28	1,906,625	1,909,495	(f)(k)(l)
Total Insurance				16,074,355
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.197%	5/15/26	792,262	786,320	(f)(i)(k)(l)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (1 mo. Term SOFR + 3.614%)	8.947%	3/11/28	841,745	833,327	(f)(i)(k)(l)
Total Mortgage Real Estate Investment Trusts (REITs)				1,619,647
Total Financials				50,431,007
Health Care — 1.8%
Health Care Providers & Services — 1.2%
Eyecare Partners LLC, Amendment No. 1 Term Loan (3 mo. Term SOFR + 3.750%)	9.324%	11/15/28	1,847,100	997,434	(f)(k)(l)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.324%	2/18/27	820,462	427,050	(f)(k)(l)
EyeCare Partners LLC, Second Lien Initial Term Loan (3 mo. Term SOFR + 6.750%)	12.324%	11/15/29	1,740,000	572,025	(f)(k)(l)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 5.762%)	11.087%	11/16/28	4,256,910	4,253,589	(f)(k)(l)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Option Care Health Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	8.197%	10/27/28	2,809,947	$2,818,026	(f)(k)(l)
PDS Holdco Inc., Delayed Draw Term Loan (3 mo. Term SOFR + 4.762%)	10.150%	8/18/28	451,329	237,090	(f)(k)(l)
PDS Holdco Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.762%)	10.150%	8/18/28	4,400,200	2,311,491	(f)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. Term SOFR + 3.364%)	8.697%	3/5/26	1,524,253	1,521,540	(f)(k)(l)
Sotera Health Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.750%)	9.086%	12/11/26	1,721,350	1,723,502	(f)(i)(k)(l)
Total Health Care Providers & Services				14,861,747
Health Care Technology — 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.583%	2/15/29	351,246	347,075	(f)(k)(l)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.900%	9/1/28	1,900,280	1,821,893	(f)(k)(l)
Total Health Care Technology				2,168,968
Life Sciences Tools & Services — 0.1%
Precision Medicine Group LLC, Initial Term Loan (3 mo. Term SOFR + 3.100%)	8.448%	11/18/27	1,166,032	1,150,483	(f)(k)(l)
Pharmaceuticals — 0.3%
Agiliti Health Inc., 2023 Term Loan B (3 mo. Term SOFR + 3.000%)	8.330%	5/1/30	1,695,750	1,690,985	(f)(k)(l)
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.448%	10/1/27	2,400,675	2,339,458	(f)(k)(l)
Total Pharmaceuticals				4,030,443
Total Health Care				22,211,641

See Notes to Financial Statements.

30	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 3.8%
Aerospace & Defense — 0.1%
Vertex Aerospace Services Corp., 2023 Term Loan (1 mo. Term SOFR + 3.350%)	8.683%	12/6/28	1,516,567	$1,519,229	(f)(k)(l)
Air Freight & Logistics — 0.2%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.262%)	9.610%	7/26/28	2,789,733	2,747,092	(f)(k)(l)
Building Products — 0.4%
EMRLD Borrower LP, Initial Term Loan B (3 mo. Term SOFR + 3.000%)	8.313%	5/31/30	1,316,700	1,318,596	(f)(k)(l)
Hayward Industries Inc., 2022 Incremental Term Loan (1 mo. Term SOFR + 3.350%)	8.683%	5/30/28	1,056,625	1,058,279	(f)(k)(l)
Quikrete Holdings Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.197%	3/18/29	2,701,875	2,704,969	(f)(k)(l)
Total Building Products				5,081,844
Commercial Services & Supplies — 1.9%
Allied Universal Holdco LLC, Third Amendment Term Loan (1 mo. Term SOFR + 4.750%)	10.083%	5/12/28	1,266,825	1,266,565	(f)(k)(l)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.750%)	9.183%	5/12/28	2,865,343	2,834,613	(f)(k)(l)
DS Parent Inc., Term Loan B	—	12/16/30	2,640,000	2,600,400	(i)(m)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	9.625%	2/1/29	1,847,632	1,851,382	(f)(k)(l)
GEO Group Inc., Term Loan 1 (1 mo. Term SOFR + 7.125%)	12.458%	3/23/27	1,578,857	1,616,355	(f)(k)(l)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	9.697%	8/31/28	3,057,600	3,027,024	(f)(i)(k)(l)
Neptune Bidco Us Inc., Term Loan A (3 mo. Term SOFR + 4.850%)	10.173%	10/11/28	3,116,450	2,863,239	(f)(k)(l)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Thermostat Purchaser III Inc., Initial Term Loan (3 mo. Term SOFR + 4.650%)	10.038%	8/31/28	2,390,224	$2,375,285	(f)(i)(k)(l)
Verscend Holding Corp., New Term Loan B (1 mo. Term SOFR + 4.114%)	9.447%	8/27/25	4,858,308	4,869,579	(f)(k)(l)
Total Commercial Services & Supplies				23,304,442
Construction & Engineering — 0.5%
Aretec Group Inc., Term Loan B1 (1 mo. Term SOFR + 4.600%)	9.933%	8/9/30	1,466,316	1,468,354	(f)(k)(l)
Brown Group Holding LLC, Incremental Term Facility B2	8.313-8.388%	7/2/29	327,513	326,898	(f)(k)(l)
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.183%	6/7/28	4,005,614	3,983,624	(f)(k)(l)
Total Construction & Engineering				5,778,876
Machinery — 0.2%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.600%)	9.933%	4/5/29	1,680,658	1,682,279	(f)(k)(l)
Passenger Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.068%	10/20/27	907,500	929,725	(f)(k)(l)
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.201%	4/21/28	612,507	614,469	(f)(k)(l)
Total Passenger Airlines				1,544,194
Professional Services — 0.4%
RR Donnelley & Sons Co., 2023 Replacement Term Loan (1 mo. Term SOFR + 7.350%)	12.683%	3/17/28	2,378,898	2,391,911	(f)(k)(l)
Ryan LLC, Delayed Draw Term Loan	—	11/14/30	280,000	280,548	(n)
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 4.500%)	9.833%	11/14/30	2,620,000	2,625,122	(f)(k)(l)
Total Professional Services				5,297,581
Total Industrials				46,955,537

See Notes to Financial Statements.

32	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 2.9%
Communications Equipment — 0.0% ††
Global Tel Link Corp., First Lien Term Loan (1 mo. Term SOFR + 4.250%)	9.680%	11/29/25	209,738	$202,899	(f)(k)(l)
IT Services — 1.3%
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 4.114%)	9.447%	1/29/27	1,826,285	1,830,860	(f)(k)(l)
Amentum Government Services Holdings LLC, Term Loan 3 (1 mo. Term SOFR + 4.000%)	9.337%	2/15/29	5,112,150	5,121,735	(f)(k)(l)
Evertec Group LLC, Term Loan B (1 mo. Term SOFR + 3.500%)	8.833%	10/30/30	1,080,000	1,080,675	(f)(i)(k)(l)
Project Alpha Intermediate Holding Inc., Initial Term Loan (3 mo. Term SOFR + 4.750%)	10.063%	10/28/30	1,990,000	1,996,637	(f)(k)(l)
Redstone Holdco 2 LP, First Lien Initial Term Loan (1 mo. Term SOFR + 4.864%)	10.201%	4/27/28	2,293,246	1,907,213	(f)(k)(l)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.963%	11/20/28	3,880,800	3,871,098	(f)(k)(l)
Total IT Services				15,808,218
Software — 1.6%
Cloudera Inc., Second Lien Term Loan (1 mo. Term SOFR + 6.100%)	11.433%	10/8/29	520,000	504,618	(f)(k)(l)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.183%	10/8/28	5,020,667	4,957,909	(f)(i)(k)(l)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.333%	10/16/26	4,336,140	4,317,191	(f)(k)(l)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.333%	2/19/29	1,580,000	1,454,587	(f)(k)(l)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.262%)	10.574%	7/27/28	1,631,321	1,072,602	(f)(k)(l)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 5.600%)	10.948%	2/10/26	444,508	$439,240	(f)(k)(l)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 5.600%)	10.948%	2/10/26	1,708,024	1,687,784	(f)(k)(l)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.183%	2/1/28	1,722,840	1,723,081	(f)(k)(l)
Peraton Corp., Second Lien Term Loan B1 (3 mo. Term SOFR + 7.850%)	13.222%	2/1/29	1,072,584	1,073,035	(f)(k)(l)
Planview Parent Inc., First Lien Closing Date Term Loan (3 mo. Term SOFR + 4.262%)	9.610%	12/17/27	3,005,759	2,990,415	(f)(k)(l)
Total Software				20,220,462
Total Information Technology				36,231,579
Materials — 0.2%
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, New Term Loan B (1 mo. Term SOFR + 3.500%)	8.837%	4/2/29	1,100,425	1,101,801	(f)(i)(k)(l)
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	1,373,006	1,230,169	(f)(g)(i)(k)(l)
Total Materials				2,331,970
Total Senior Loans (Cost — $227,826,466)				221,819,392
Collateralized Mortgage Obligations (o) — 15.9%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	7.176%	9/15/34	2,100,000	1,965,670	(a)(f)
Alternative Loan Trust, 2006- 18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	6.799%	7/25/36	226,782	213,590	(f)
Angel Oak Mortgage Trust, 2022-3 A3	4.136%	1/25/67	1,115,050	1,029,017	(a)(f)
BAMLL Re-REMIC Trust, 2016- GG10 AJA	5.818%	8/10/45	462,477	99,312	(a)(f)
Banc of America Funding Corp., 2015-R3 1A2	3.662%	3/27/36	2,807,114	2,222,749	(a)(f)
BANK, 2017-BNK7 A5	3.435%	9/15/60	640,000	607,708

See Notes to Financial Statements.

34	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (o) — continued
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	$596,014
BANK, 2022-BNK44 D	4.000%	11/15/32	1,240,000	857,376	(a)(f)
BANK, 2023-BNK46 D	4.000%	8/15/56	1,180,000	817,568	(a)
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	870,000	818,048	(f)
Benchmark Mortgage Trust, 2019-B10 A2	3.614%	3/15/62	939,750	935,906
Benchmark Mortgage Trust, 2019-B11 XA, IO	1.151%	5/15/52	18,128,580	653,871	(f)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	2,571,000	2,059,803	(a)
BIG Commercial Mortgage Trust,
2022-BIG F (1 mo. Term SOFR + 5.436%)	10.769%	2/15/39	2,900,000	2,804,879	(a)(f)
BRAVO Residential Funding Trust, 2022-R1 A, Step bond (3.125% to 1/29/25 then 6.125%)	3.125%	1/29/70	2,717,023	2,557,097	(a)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	8.279%	4/15/34	1,950,000	1,923,733	(a)(f)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	1,280,000	1,092,813	(a)(f)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	3,335,000	2,740,033	(a)(f)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.439%	2/15/39	1,790,253	1,751,873	(a)(f)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.614%	6/15/40	660,000	663,182	(a)(f)
BX Commercial Mortgage Trust, 2023-VLT2 E (1 mo. Term SOFR + 5.871%)	11.204%	6/15/40	2,270,000	2,294,851	(a)(f)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.118%	5/15/37	1,700,000	1,687,631	(a)(f)
BX Trust, 2019-MMP A (1 mo. Term SOFR + 1.044%)	6.377%	8/15/36	3,552,224	3,500,630	(a)(f)
BX Trust, 2021-LBA DJV (1 mo. Term SOFR + 1.714%)	7.048%	2/15/36	2,390,000	2,358,333	(a)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (o) — continued
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.384%	9/15/34	681,033	$653,518	(a)(f)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.784%	8/15/39	727,373	731,919	(a)(f)
CAFL Issuer LLC, 2023-RTL1 A1	7.553%	12/28/30	2,210,000	2,218,250	(a)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	1,210,000	1,136,057
CFK Trust, 2020-MF2 E	3.573%	3/15/39	2,030,000	1,491,149	(a)(f)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. Term SOFR + 1.064%)	6.398%	11/15/36	1,200,000	1,185,131	(a)(f)
CIM Trust, 2023-R4 A1	5.000%	5/25/62	511,956	509,834	(a)(f)
Citigroup Commercial Mortgage Trust, 2014-GC23 C	4.571%	7/10/47	1,074,981	1,011,740	(f)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.514%	9/15/48	958,000	884,361	(f)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	1.008%	9/15/50	20,987,867	498,756	(f)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	10/12/40	1,970,000	2,021,618	(a)(f)
Citigroup Mortgage Loan Trust, 2022-A A1, Step bond (6.170% to 8/25/25, 9.170% to 8/25/26 then 10.170%)	6.170%	9/25/62	1,177,281	1,183,037	(a)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,840,000	774,608	(a)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. Term SOFR + 29.895%)	0.548%	2/25/36	172,693	160,418	(f)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	206,598	(a)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	2,900,000	2,463,420	(a)(f)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,057,878	(a)
Extended Stay America Trust, 2021-ESH E (1 mo. Term SOFR + 2.964%)	8.297%	7/15/38	1,538,998	1,530,158	(a)(f)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	9.147%	7/15/38	2,464,229	2,457,114	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.426%	6/25/30	1,093,637	72,776	(f)

See Notes to Financial Statements.

36	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (o) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (30 Day Average SOFR + 2.414%)	7.759%	1/25/50	2,620,000	$2,678,723	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (30 Day Average SOFR + 5.214%)	10.559%	6/25/50	881,611	972,716	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	8.345%	12/25/50	3,000,000	3,151,533	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	10.095%	1/25/51	2,110,000	2,184,134	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	8.845%	10/25/33	2,280,000	2,508,849	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.395%	1/25/34	2,350,000	2,479,641	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.745%	10/25/41	860,000	885,755	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 B1 (30 Day Average SOFR + 4.750%)	10.095%	2/25/42	1,220,000	1,287,785	(a)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (o) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	9.095%	2/25/42	1,520,000	$1,584,817	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	1,978,494	1,883,120	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,477,891	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,570,000	2,348,328	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	3,757,113	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,593,632	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	1,986,768	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.115%	9/25/47	628,918	431,385	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.745%	8/25/33	660,000	719,198	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C06 1B1 (30 Day Average SOFR + 4.264%)	9.609%	2/25/30	2,050,000	2,193,247	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (30 Day Average SOFR + 4.114%)	9.459%	5/25/30	2,440,000	2,640,476	(a)(f)

See Notes to Financial Statements.

38	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (o) — continued
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (30 Day Average SOFR + 3.664%)	9.009%	7/25/30	1,370,000	$1,465,606	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (30 Day Average SOFR + 3.864%)	9.209%	10/25/30	1,660,000	1,796,720	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1B1 (30 Day Average SOFR + 4.464%)	9.809%	4/25/31	1,060,000	1,140,296	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.559%	9/25/31	514,448	548,034	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.559%	7/25/39	471,753	494,537	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (30 Day Average SOFR + 3.514%)	8.859%	10/25/39	2,697,527	2,794,040	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.445%	10/25/41	2,890,000	2,966,555	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	10.895%	1/25/43	2,260,000	2,495,150	(a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B1 (30 Day Average SOFR + 2.700%)	8.045%	1/25/44	2,420,000	2,431,344	(a)(f)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.164%	3/16/47	25,393	7	(f)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	620,651	6	(f)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (o) — continued
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	10.080%	11/15/32	2,030,000	$1,968,862	(a)(f)
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. Term SOFR + 4.364%)	9.698%	9/15/31	1,103,769	248,621	(a)(f)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. Term SOFR + 3.514%)	8.854%	12/15/36	3,740,000	3,415,261	(a)(f)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. Term SOFR + 2.614%)	7.948%	5/15/26	1,300,000	812,891	(a)(f)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	2,680,000	2,309,216
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	2,520,000	2,102,896	(a)(f)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	512,410	447,678	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	5.850%	4/25/36	1,360,446	1,119,159	(a)(f)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	6.351%	6/20/35	1,685,749	1,520,273	(f)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	6.090%	8/25/35	46,869	43,058	(f)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.990%	11/25/36	1,113,524	918,690	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-JP1 C	4.881%	1/15/49	330,000	290,693	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. Term SOFR + 8.622%)	13.956%	6/15/35	2,750,000	33,671	(a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT FFL (1 mo. Term SOFR + 3.389%)	8.734%	7/5/33	2,640,000	1,763,238	(a)(f)

See Notes to Financial Statements.

40	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (o) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. Term SOFR + 3.214%)	8.548%	9/15/29	2,340,000	$1,364,803	(a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.379%)	9.713%	11/15/38	2,880,000	2,746,352	(a)(f)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	7.747%	8/15/38	2,479,495	2,325,887	(a)(f)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	2,580,000	2,498,289	(a)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.597%	11/15/38	2,030,256	1,994,283	(a)(f)
MFA Trust, 2023-NQM4 A3	6.784%	12/25/68	584,444	586,873	(a)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	7.397%	5/15/38	2,080,000	2,051,708	(a)(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	2	0	(f)(p)
Morgan Stanley Capital Trust, 2019-H7 A4	3.261%	7/15/52	660,000	603,891
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.207%	10/15/54	8,928,653	468,538	(f)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	5.950%	4/25/35	892,061	673,582	(f)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	854,855
MSWF Commercial Mortgage Trust, 2023-2 C	7.252%	12/15/56	1,240,000	1,311,627	(f)
Multifamily CAS Trust, 2019-01 M10 (30 Day Average SOFR + 3.364%)	8.709%	10/25/49	1,964,490	1,932,045	(a)(f)
Multifamily CAS Trust, 2020-01 M10 (30 Day Average SOFR + 3.864%)	9.209%	3/25/50	1,784,623	1,761,489	(a)(f)
Multifamily Trust, 2016-1 B	8.543%	4/25/46	382,211	379,806	(a)(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,750,000	1,074,261	(a)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (o) — continued
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	660,000	$339,123	(a)(f)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	10.461%	3/15/39	750,000	723,531	(a)(f)
New Residential Mortgage Loan Trust, 2017-5A B5	5.939%	6/25/57	816,154	739,810	(a)(f)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. Term SOFR + 5.364%)	10.700%	5/25/55	2,712,667	2,717,837	(a)(f)
Nomura Resecuritization Trust, 2015-4R 2A2	0.740%	10/26/36	1,469,193	1,273,744	(a)(f)
Nomura Resecuritization Trust, 2015-8R 4A4	4.494%	11/25/47	1,362,203	1,163,275	(a)(f)
NYMT Loan Trust Series, 2024- BPL1 A1	7.154%	2/25/29	1,010,000	1,010,053	(a)
OBX Trust, 2024-NQM1 A3	6.455%	11/25/63	826,949	831,213	(a)
PMT Credit Risk Transfer Trust, 2020-1R A (30 Day Average SOFR + 3.464%)	8.808%	2/25/25	974,415	970,251	(a)(f)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	8.045%	12/27/33	2,710,000	2,748,658	(a)(f)
Residential Mortgage Loan Trust, 2020-2 A2	2.508%	5/25/60	600,000	577,938	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	1,777,589	1,597,852	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	1.666%	11/25/57	3,762,787	1,315,473	(a)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	2,560,000	2,386,739	(a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.847%	5/15/38	1,570,000	1,373,546	(a)(f)
Soho Trust, 2021-SOHO C	2.786%	8/10/38	6,190,000	3,725,903	(a)(f)
Starwood Retail Property Trust, 2014-STAR E	8.500%	11/15/27	1,450,000	6,728	(a)(f)

See Notes to Financial Statements.

42	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (o) — continued
Structured Asset Mortgage Investments Trust, 2006-AR5 2A1 (1 mo. Term SOFR + 0.534%)	5.870%	5/25/46	117,150	$81,227	(f)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	5.800%	4/25/35	1,324,114	1,149,367	(a)(f)
Towd Point Mortgage Trust, 2015-1 B1	4.426%	10/25/53	1,230,000	1,161,763	(a)(f)
Towd Point Mortgage Trust, 2015-2 1B3	3.680%	11/25/60	2,540,000	2,211,672	(a)(f)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	2,885,000	2,292,648	(a)(f)
Towd Point Mortgage Trust, 2020-2 A1A	1.636%	4/25/60	578,028	516,446	(a)(f)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	580,474	551,590
UBS Commercial Mortgage Trust, 2018-C12 A2	4.152%	8/15/51	75,985	74,549
Verus Securitization Trust, 2022- INV1 B1	5.854%	8/25/67	2,500,000	2,388,856	(a)(f)
Verus Securitization Trust, 2023-8 A3	6.968%	12/25/68	1,415,400	1,430,226	(a)
Verus Securitization Trust, 2024-1 A3	6.118%	1/25/69	3,060,000	3,060,404	(a)(f)
Waikiki Beach Hotel Trust, 2019- WBM D (1 mo. Term SOFR + 2.394%)	7.728%	12/15/33	1,310,000	1,279,484	(a)(f)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR1 A1B (1 mo. Term SOFR + 0.894%)	6.230%	1/25/45	801,983	739,085	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	5.990%	12/25/45	26,184	25,390	(f)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (o) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	6.058%	2/25/46	338,302	$292,803	(f)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	1,810,000	1,737,919
Total Collateralized Mortgage Obligations (Cost — $211,583,903)				195,515,032

			Face Amount†/ Units
Asset-Backed Securities — 10.6%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.318%	4/20/36	580,000	583,868	(a)(f)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	8.217%	1/17/32	1,450,000	1,438,004	(a)(f)
ALM Ltd., 2020-1A D (3 mo. Term SOFR + 6.262%)	11.576%	10/15/29	2,160,000	2,154,549	(a)(f)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	4.500%	1/15/37	980,000	980,000	(a)(d)(f)
Apidos CLO, 2013-12A AR (3 mo. Term SOFR + 1.342%)	6.656%	4/15/31	231,592	231,859	(a)(f)
Apidos CLO, 2015-22A DR (3 mo. Term SOFR + 7.012%)	12.329%	4/20/31	1,000,000	995,802	(a)(f)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	8.976%	4/15/34	2,750,000	2,765,409	(a)(f)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A D	3.710%	8/20/27	5,000,000	4,523,859	(a)
Bain Capital Credit CLO Ltd., 2023-1A AN (3 mo. Term SOFR + 1.830%)	7.144%	4/16/36	2,630,000	2,651,788	(a)(f)
Balboa Bay Loan Funding Ltd., 2022-1A D (3 mo. Term SOFR + 4.000%)	9.318%	4/20/34	1,080,000	1,085,543	(a)(f)
Barings CLO Ltd., 2015-2A DR (3 mo. Term SOFR + 3.212%)	8.529%	10/20/30	1,540,000	1,548,218	(a)(f)
Barings CLO Ltd., 2016-2A ER2 (3 mo. Term SOFR + 6.762%)	12.079%	1/20/32	500,000	500,427	(a)(f)
Barings CLO Ltd., 2020-4A E (3 mo. Term SOFR + 5.942%)	11.259%	1/20/32	1,500,000	1,438,912	(a)(f)

See Notes to Financial Statements.

44	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	9.230%	4/24/34	2,150,000	$2,097,633	(a)(f)
Benefit Street Partners CLO Ltd., 2014-IVA CRRR (3 mo. Term SOFR + 3.862%)	9.179%	1/20/32	390,000	392,225	(a)(f)(q)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	508,620	446,822	(a)
BlueMountain CLO Ltd., 2021- 31A E (3 mo. Term SOFR + 6.792%)	12.101%	4/19/34	1,380,000	1,347,710	(a)(f)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	6.050%	7/25/36	2,318,436	2,034,043	(a)(f)
Buckhorn Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.382%)	6.680%	7/18/34	3,190,000	3,194,608	(a)(f)
Buckhorn Park CLO Ltd., 2019-1A DR (3 mo. Term SOFR + 3.362%)	8.660%	7/18/34	700,000	692,310	(f)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.672%)	11.986%	4/15/34	2,370,000	2,245,671	(a)(f)
Carlyle Global Market Strategies CLO Ltd., 2015-1A DR3 (3 mo. Term SOFR + 3.212%)	8.529%	7/20/31	880,000	864,775	(a)(f)
Carlyle US CLO Ltd., 2017-2A C (3 mo. Term SOFR + 3.962%)	9.279%	7/20/31	660,000	651,880	(a)(f)
CarVal CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.200%)	7.518%	1/20/35	2,790,000	2,803,562	(a)(f)
Catskill Park CLO Ltd., 2017-1A D (3 mo. Term SOFR + 6.262%)	11.579%	4/20/29	1,300,000	1,288,274	(a)(f)
CIFC Funding Ltd., 2017-3A C (3 mo. Term SOFR + 3.912%)	9.229%	7/20/30	2,770,000	2,763,339	(a)(f)
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	560,000	546,689	(a)
Credit Suisse European Mortgage Capital Ltd., 2019- 1OTF A (3 mo. USD LIBOR + 2.900%)	8.479%	8/9/24	920,000	918,057	(a)(f)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Credit Suisse European Mortgage Capital Ltd., 2020- 1OTF A (3 mo. USD LIBOR + 2.900%)	8.477%	8/9/24	924,623	$922,450	(a)(f)
Dryden Senior Loan Fund, 2016- 43A ER3 (3 mo. Term SOFR + 6.662%)	11.979%	4/20/34	2,610,000	2,459,415	(a)(f)
Dryden Senior Loan Fund, 2017- 49A DR (3 mo. Term SOFR + 3.662%)	8.960%	7/18/30	750,000	747,849	(a)(f)
Educational Funding Co. LLC, 2006-1A A3 (3 mo. USD LIBOR + 0.350%)	5.936%	4/25/33	1,967,276	1,251,043	(a)(f)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	7.267%	10/25/33	416,452	399,289	(f)
Flatiron CLO Ltd., 2018-1A C (3 mo. Term SOFR + 1.962%)	7.278%	4/17/31	1,700,000	1,683,708	(a)(f)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	12.706%	10/15/34	1,000,000	935,274	(a)(f)
Golub Capital Partners CLO Ltd., 2021-53A E (3 mo. Term SOFR + 6.962%)	12.279%	7/20/34	1,000,000	998,981	(a)(f)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.275%	4/25/36	570,000	574,987	(a)(f)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.526%	4/15/31	1,820,000	1,715,347	(a)(f)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	9.227%	4/17/34	1,520,000	1,508,112	(a)(f)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.279%	1/20/33	350,000	354,953	(a)(f)
Halsey Point CLO Ltd., 2019-1A F (3 mo. Term SOFR + 8.462%)	13.779%	1/20/33	290,000	255,057	(a)(f)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	1,992,824	254,239
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	6.080%	12/25/35	1,190,000	1,102,152	(f)

See Notes to Financial Statements.

46	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	10.568%	10/20/36	1,010,000	$1,022,642	(a)(f)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	12.966%	4/15/34	700,000	666,974	(a)(f)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	6.725%	2/25/35	1,599,548	1,559,593	(f)
Madison Park Funding Ltd., 2019-35A ER (3 mo. Term SOFR + 6.362%)	11.679%	4/20/32	1,600,000	1,607,047	(a)(f)
Magnetite Ltd., 2012-7A DR2 (3 mo. Term SOFR + 4.762%)	10.076%	1/15/28	850,000	847,009	(a)(f)
Magnetite Ltd., 2023-39A E (3 mo. Term SOFR + 6.600%)	11.985%	10/25/33	2,020,000	2,025,441	(a)(f)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	9.109%	1/20/32	1,400,000	1,350,541	(a)(f)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	6.600%	8/25/37	1,691,207	1,436,133	(f)
MKS CLO Ltd., 2017-2A D (3 mo. Term SOFR + 2.912%)	8.229%	1/20/31	450,000	447,792	(a)(f)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC2 M1 (1 mo. Term SOFR + 0.939%)	6.275%	12/25/33	1,435,022	1,407,639	(f)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. Term SOFR + 0.924%)	6.260%	4/25/34	1,680,559	1,657,280	(f)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.696%	7/15/31	580,000	552,465	(a)(f)
MVW LLC, 2021-1WA D	3.170%	1/22/41	457,030	416,117	(a)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. Term SOFR + 0.494%)	5.830%	3/26/35	1,137,149	1,038,172	(f)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. Term SOFR + 0.614%)	5.950%	7/27/37	3,000,000	2,242,811	(f)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	5.740%	1/25/33	463,349	434,922	(f)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Neuberger Berman CLO Ltd., 2014-18A DR2 (3 mo. Term SOFR + 6.182%)	11.499%	10/21/30	1,000,000	$997,421	(a)(f)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	8.476%	4/15/34	1,575,000	1,540,890	(a)(f)
Neuberger Berman Loan Advisers CLO Ltd., 2021-44A E (3 mo. Term SOFR + 6.262%)	11.576%	10/16/34	1,990,000	1,961,255	(a)(f)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.026%	10/13/31	1,520,000	1,444,048	(a)(f)
Ocean Trails CLO, 2020-10A ER (3 mo. Term SOFR + 7.832%)	13.146%	10/15/34	2,320,000	2,209,614	(a)(f)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.318%	1/20/35	2,450,000	2,463,688	(a)(f)
Octagon Investment Partners Ltd., 2017-1A D (3 mo. Term SOFR + 3.662%)	8.976%	7/15/29	1,250,000	1,252,234	(a)(f)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	6.639%	1/20/31	1,106,444	1,109,195	(a)(f)
OHA Loan Funding Ltd., 2013-1A DR2 (3 mo. Term SOFR + 3.312%)	8.627%	7/23/31	1,540,000	1,538,164	(a)(f)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. Term SOFR + 1.044%)	6.380%	8/25/35	1,050,000	847,996	(f)
Origen Manufactured Housing Contract Trust, 2006-A A2	7.086%	10/15/37	205,402	185,692	(f)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	10.714%	4/15/31	2,550,000	2,582,011	(a)(f)
Parallel Ltd., 2017-1A CR (3 mo. Term SOFR + 2.262%)	7.579%	7/20/29	1,000,000	994,997	(a)(f)
Peace Park CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.262%)	11.579%	10/20/34	1,250,000	1,238,121	(a)(f)
Pioneer Aircraft Finance Ltd., 2019-1 A	3.967%	6/15/44	1,452,649	1,280,567	(a)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,236,319	992,044

See Notes to Financial Statements.

48	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
RAD CLO Ltd., 2023-21A D (3 mo. Term SOFR + 4.400%)	9.774%	1/25/33	1,240,000	$1,243,263	(a)(f)
Renew, 2024-1A B	9.001%	11/20/59	1,261,000	1,260,999	(a)
RR Ltd., 2021-18A D (3 mo. Term SOFR + 6.512%)	11.826%	10/15/34	3,090,000	3,068,642	(a)(f)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.829%	7/20/34	1,820,000	1,796,168	(a)(f)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	275,805	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	572,379	504,080	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.670%	2/25/36	3,103,585	64,556	(a)(f)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,741,415	1,374,740	(a)
Sycamore Tree CLO Ltd., 2023-2A A (3 mo. Term SOFR + 2.330%)	7.648%	4/20/35	2,780,000	2,792,257	(a)(f)
Symphony CLO Ltd., 2018-20A E (3 mo. Term SOFR + 6.552%)	11.866%	1/16/32	2,250,000	2,111,026	(a)(f)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. Term SOFR + 3.362%)	8.676%	10/13/32	480,000	468,141	(a)(f)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. Term SOFR + 7.012%)	12.326%	10/13/32	2,830,000	2,688,596	(a)(f)
Trinitas CLO Ltd., 2023-26A C (3 mo. Term SOFR + 2.950%)	8.268%	1/20/35	1,670,000	1,682,203	(a)(f)
Valley Stream Park CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.150%)	9.468%	10/20/34	1,480,000	1,489,407	(a)(f)
Voya CLO Ltd., 2017-3A DR (3 mo. Term SOFR + 7.212%)	12.529%	4/20/34	2,750,000	2,702,115	(a)(f)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. Term SOFR + 0.284%)	5.620%	7/25/47	4,358,782	3,137,854	(f)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	7.468%	4/20/36	2,920,000	$2,946,265	(a)(f)
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	9.226%	10/15/31	790,000	785,398	(a)(f)
Total Asset-Backed Securities (Cost — $137,729,048)				130,090,722

			Face Amount†
Sovereign Bonds — 4.3%
Angola — 0.1%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	770,000	663,429	(a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	940,000	746,212	(c)
Total Angola				1,409,641
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374	21,766
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	733,878	298,002
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	8,433,871	3,311,713	(a)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,070,000	812,823	(c)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	473,343	409,441	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	637,561	522,800	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	330,000	270,600	(c)
Total Argentina				5,647,145

See Notes to Financial Statements.

50	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	910,000		$873,600	(c)
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	300,000		291,332	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	660,000		602,892	(c)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	2,010,000		1,798,886	(c)
Total Dominican Republic					2,693,110
Ecuador — 0.0%††
Ecuador Government International Bond, Senior Notes, Step bond (3.500% to 7/31/24 then 5.500%)	3.500%	7/31/35	500,000		207,321	(c)
Egypt — 0.2%
Egypt Government International Bond, Senior Notes	5.800%	9/30/27	2,250,000		1,692,936	(c)
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	1,060,000		715,521	(c)
Total Egypt					2,408,457
El Salvador — 0.0%††
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	270,000		241,988	(c)
Ghana — 0.0%††
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	890,000		576,808	(c)
Indonesia — 0.4%
Indonesia Treasury Bond	7.000%	5/15/27	11,317,000,000	IDR	731,739
Indonesia Treasury Bond	6.500%	2/15/31	16,863,000,000	IDR	1,060,082
Indonesia Treasury Bond	8.375%	3/15/34	43,786,000,000	IDR	3,125,566
Total Indonesia					4,917,387
Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	170,000	EUR	154,517	(a)

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Ivory Coast — continued
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	429,556		$415,561	(c)
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	1,100,000		1,091,794	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,950,000		1,760,324	(c)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	910,000		908,635	(a)
Total Ivory Coast					4,330,831
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	124,500,000	JMD	844,356
Jordan — 0.2%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	1,890,000		1,895,929	(a)
Jordan Government International Bond, Senior Notes	7.500%	1/13/29	850,000		834,402	(c)
Total Jordan					2,730,331
Kenya — 0.0%††
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	840,000		656,299	(c)
Mexico — 1.3%
Mexican Bonos, Bonds	5.750%	3/5/26	56,370,000	MXN	3,022,582
Mexican Bonos, Senior Notes	8.500%	5/31/29	149,100,000	MXN	8,449,707
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	710,000		597,116

See Notes to Financial Statements.

52	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — continued
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,490,000		$2,540,334
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,240,000		1,049,408
Total Mexico					15,659,147
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,420,000		1,239,866	(c)
Senegal — 0.1%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	830,000		721,963	(c)
Sri Lanka — 0.0%††
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	870,000		447,928	*(c)(h)
Supranational — 0.5%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	471,000,000	INR	5,797,925
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	3,470,000		802,698	*(c)(h)
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	900,000		733,352	(c)
Total Sovereign Bonds (Cost — $53,544,832)					52,940,153
Convertible Bonds & Notes — 0.6%
Communication Services — 0.3%
Media — 0.3%
DISH Network Corp., Senior Notes	0.000%	12/15/25	5,070,000		3,632,655
Gannett Co. Inc., Senior Secured Notes	6.000%	12/1/27	360,000		300,600	(a)
Total Communication Services					3,933,255

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	2,400,000		$2,028,000
Health Care — 0.1%
Health Care Technology — 0.1%
Multiplan Corp., Senior Notes (6.000% Cash or 7.000% PIK)	6.000%	10/15/27	1,880,000		1,323,242	(a)(b)
Total Convertible Bonds & Notes (Cost — $7,735,318)					7,284,497

			Shares
Convertible Preferred Stocks — 0.5%
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Equitrans Midstream Corp. (9.750% to 3/31/24 then 3 mo. USD LIBOR + 8.150%)		9.750%	18,715		416,409	(f)(g)
MPLX LP		9.538%	151,266		5,710,292	(g)(i)
Total Convertible Preferred Stocks (Cost — $5,619,870)					6,126,701

		Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 0.2%
U.S. Government Obligations — 0.2%
U.S. Treasury Notes (Cost — $2,660,762)	3.625%	5/31/28	2,700,000		2,670,943
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $679,920)	3.875%	7/2/40	26,446,609	UYU	724,864
Mortgage-Backed Securities — 0.1%
FHLMC — 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	85,220		87,846
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	8/1/30	1,754		1,776
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	11/1/31	195		202
Total FHLMC					89,824

See Notes to Financial Statements.

54	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — 0.1%
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-4/1/31	1,797	$1,853
Federal National Mortgage Association (FNMA)	2.789%	1/1/35	574,237	494,155	(f)
Federal National Mortgage Association (FNMA)	6.500%	11/1/52	88,269	91,354
Total FNMA				587,362
Total Mortgage-Backed Securities (Cost — $756,075)				677,186

			Shares
Common Stocks — 0.0%††
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Berry Corp.			44,473	298,414
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	211,819	*(g)(i)
Total Common Stocks (Cost — $515,340)				510,233

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
E-mini S&P 500 Index Futures, Put @ $4,000.000	2/16/24	165	39,976,613	9,488
E-mini S&P 500 Index Futures, Put @ $4,600.000	3/15/24	70	16,959,775	73,500
Total Exchange-Traded Purchased Options (Cost — $515,622)				82,988

	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/ Australian Dollar, Put @ $0.669	BNP Paribas SA	4/17/24	9,496,143	9,496,143	110,754
U.S. Dollar/ Canadian Dollar, Call @ 1.372CAD	BNP Paribas SA	3/21/24	8,400,000	8,400,000	10,989

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

(Percentages shown based on Fund net assets)

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
U.S. Dollar/ Euro, Call @ $1.055	JPMorgan Chase & Co.	2/2/24	7,397,427	7,397,427	$0	(p)
U.S. Dollar/ Euro, Call @ $1.060	JPMorgan Chase & Co.	2/6/24	4,557,718	4,557,718	276
U.S. Dollar/ Euro, Call @ $1.062	BNP Paribas SA	2/22/24	8,510,000	8,510,000	8,358
U.S. Dollar/ Norwegian Krone, Put @ 10.132NOK	Goldman Sachs Group Inc.	2/16/24	13,400,000	13,400,000	16,690
U.S. Dollar/ Swiss Franc, Call @ 0.873CHF	Goldman Sachs Group Inc.	3/15/24	9,600,000	9,600,000	34,134
Total OTC Purchased Options (Cost — $432,557)					181,201
Total Purchased Options (Cost — $948,179)					264,189

		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $45,244)		5/28/28	47,253	13,562	*
Total Investments before Short-Term Investments (Cost — $1,249,547,215)				1,199,291,560

	Rate		Shares
Short-Term Investments — 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,084,228)	5.275%		2,084,228	2,084,228	(q)(r)
Total Investments — 97.8% (Cost — $1,251,631,443)				1,201,375,788
Other Assets in Excess of Liabilities — 2.2%				27,296,530
Total Net Assets — 100.0%				$1,228,672,318

See Notes to Financial Statements.

56	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	The coupon payment on this security is currently in default as of January 31, 2024.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	The maturity principal is currently in default as of January 31, 2024.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan has not settled as of January 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(n)

All or a portion of this loan is unfunded as of January 31, 2024. The interest rate for fully unfunded term loans is to be determined. At January 31, 2024, the total principal amount and market value of unfunded commitments totaled $1,981,321 and $1,976,698, respectively.

(o)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Value is less than $1.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $2,476,453 and the cost was $2,474,228 (Note 8).

(r)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CD	— Certificate of Deposit

CHF	— Swiss Franc

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

INR	— Indian Rupee

IO	— Interest Only

JMD	— Jamaican Dollar

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MFA	— Municipal Finance Authority

MXN	— Mexican Peso

NOK	— Norwegian Krone

PAC	— Planned Amortization Class

PIK	— Payment-In-Kind

REMIC	— Real Estate Mortgage Investment Conduit

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

UYU	— Uruguayan Peso

At January 31, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
E-mini S&P 500 Index Futures, Put	2/16/24	$3,600.000	63	15,263,798	$(1,733)
E-mini S&P 500 Index Futures, Put	2/16/24	3,700.000	102	24,712,815	(3,315)
Total Exchange-Traded Written Options (Premiums received — $150,584)					(5,048)

See Notes to Financial Statements.

58	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	2/15/24	4.710	BRL	7,070,000	7,070,000	$(554)
U.S. Dollar/Swiss Franc, Call	Goldman Sachs Group Inc.	3/15/24	0.889	CHF	9,600,000	9,600,000	(9,370)
Total OTC Written Options (Premiums received — $80,525)							(9,924)
Total Written Options (Premiums received — $231,109)							$(14,972)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

BRL	— Brazilian

Real CHF	— Swiss Franc

At January 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	200	3/25	$48,311,320	$48,087,500	$(223,820)
3-Month SONIA	144	3/24	42,824,584	43,243,571	418,987
3-Month SONIA	147	9/24	43,954,261	44,370,359	416,098
3-Month SONIA	4	3/25	1,200,901	1,216,735	15,834
Australian 10-Year Bonds	91	3/24	6,793,314	6,932,880	139,566
Euro-Bund	267	3/24	38,544,441	39,199,096	654,655
U.S. Treasury 2-Year Notes	1,039	3/24	211,755,498	213,676,844	1,921,346
U.S. Treasury 5-Year Notes	736	3/24	78,371,742	79,775,504	1,403,762
U.S. Treasury 10-Year Notes	1,343	3/24	146,482,982	150,856,679	4,373,697
U.S. Treasury Ultra 10-Year Notes	235	3/24	26,549,524	27,465,625	916,101
U.S. Treasury Ultra Long- Term Bonds	700	3/24	85,055,881	90,453,125	5,397,244
United Kingdom Long Gilt Bonds	85	3/24	10,437,327	10,768,818	331,491
					15,764,961
Contracts to Sell:
3-Month SOFR	355	3/24	84,458,092	83,997,437	460,655

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
3-Month SOFR	91	6/24	$21,515,462	$21,593,163	$(77,701)
Euro-Bobl	20	3/24	2,541,132	2,561,907	(20,775)
Euro-Buxl	2	3/24	282,752	297,322	(14,570)
U.S. Treasury Long-Term Bonds	69	3/24	7,956,981	8,441,719	(484,738)
					(137,129)
Net unrealized appreciation on open futures contracts					$15,627,832

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)

Buxl	— Ultra Long German Bond

SOFR	— Secured Overnight Financing Rate

SONIA	— Sterling Overnight Index Average

At January 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	3,859	USD	374	BNP Paribas SA	4/19/24	$(7)
AUD	33,538,064	USD	22,486,735	Citibank N.A.	4/19/24	(428,362)
EUR	1,778,000	USD	1,952,493	Citibank N.A.	4/19/24	(24,531)
GBP	4,144,000	USD	5,274,114	Citibank N.A.	4/19/24	(19,420)
USD	18,730,243	EUR	16,996,884	Citibank N.A.	4/19/24	299,792
USD	28,124,251	GBP	22,057,198	Citibank N.A.	4/19/24	155,182
USD	772,176	CHF	650,000	Goldman Sachs Group Inc.	4/19/24	12,511
MXN	6,638,715	USD	387,416	JPMorgan Chase & Co.	4/19/24	(6,713)
MXN	56,388,781	USD	3,280,077	JPMorgan Chase & Co.	4/19/24	(46,408)
USD	4,652,601	CNH	33,100,000	JPMorgan Chase & Co.	4/19/24	23,948
USD	5,025,661	IDR	77,797,232,322	JPMorgan Chase & Co.	4/19/24	102,668
BRL	28,739,104	USD	5,814,572	Morgan Stanley & Co. Inc.	4/19/24	(60,472)
JPY	56,102,999	USD	393,279	Morgan Stanley & Co. Inc.	4/19/24	(7,345)
USD	1,433,894	CAD	1,919,815	Morgan Stanley & Co. Inc.	4/19/24	4,471
USD	5,929,549	MXN	101,842,969	Morgan Stanley & Co. Inc.	4/19/24	89,267
Net unrealized appreciation on open forward foreign currency contracts						$94,581

See Notes to Financial Statements.

60	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CHF	— Swiss Franc

CNH	— Chinese Offshore Yuan

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

USD	— United States Dollar

At January 31, 2024, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount		Termination Date	Payments Made by the Fund	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	94,720,000	BRL	1/2/29	BRL-CDI**	10.230%**	$(16,114)	—	$(16,114)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
113,420,000 MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(347,466)	$26,243	$(373,709)
198,820,000 MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(614,501)	55,841	(670,342)
39,245,000 MXN	3/1/30	28-Day MXN TIIE - Banxico every 28 days	8.970% every 28 days	36,939	—	36,939

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
9,627,000	2/15/48	3.050% annually	Daily SOFR Compound annually	$842,541	$335,687	$506,854
13,874,000	5/15/48	3.150% annually	Daily SOFR Compound annually	992,660	(13,367)	1,006,027
Total				$910,173	$404,404	$505,769

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at January 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 5.547%, due 11/16/24)	1,790,000	EUR	12/20/24	0.449%	1.000% quarterly	$9,368	$3,720	$5,648

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at January 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Mercedes-Benz Group AG, 1.400%, due 12/20/24)	1,790,000	EUR	12/20/24	0.186%	1.000% quarterly	$(13,864)	$(7,097)	$(6,767)

See Notes to Financial Statements.

62	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Ford Motor Co., 4.346%, due 12/8/26	$5,930,000	6/20/26	1.032%	5.000% quarterly	$530,244	$410,339	$119,905

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
General Motors Co., 4.200%,due 10/1/27	$5,930,000	6/20/26	0.668%	5.000% quarterly	$(581,847)	$(551,516)	$(30,331)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity		Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.41 Index		$5,984,550	12/20/28	5.000% quarterly	$332,183	$42,801	$289,382

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.501%
BRL-CDI	11.650%
Daily SOFR Compound	5.320%

See Notes to Financial Statements.

64	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset Income Fund

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazilian Cetip InterBank Deposit Rate

EUR	— Euro

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

Summary of Investments by Country**
United States	71.8%
Cayman Islands	7.3
United Kingdom	2.8
Canada	2.6
Mexico	1.5
Jersey	0.9
Argentina	0.8
Israel	0.7
Switzerland	0.7
Brazil	0.7
Bermuda	0.7
Zambia	0.6
Luxembourg	0.6
Netherlands	0.6
Macau	0.6
Italy	0.5
Supranational	0.5
Indonesia	0.4
Ireland	0.4
France	0.4
Ivory Coast	0.4
Germany	0.3
Hong Kong	0.3
Colombia	0.3
Denmark	0.3
United Arab Emirates	0.2
Turkey	0.2
Jordan	0.2
Kazakhstan	0.2
Dominican Republic	0.2
China	0.2
Egypt	0.2

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Income Fund

Summary of Investments by Country** (cont’d)
Kuwait	0.2%
Guatemala	0.2
Sweden	0.1
Peru	0.1
Angola	0.1
Nigeria	0.1
Puerto Rico	0.1
Bahamas	0.1
Jamaica	0.1
South Africa	0.1
Ukraine	0.1
Uzbekistan	0.1
Uruguay	0.1
Senegal	0.1
Kenya	0.1
Ghana	0.0	‡
Sri Lanka	0.0	‡
El Salvador	0.0	‡
Ecuador	0.0	‡
Purchased Options	0.0	‡
Short-Term Investments	0.2
	100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2024 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

66	Western Asset Income Fund 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $1,249,157,215)	$1,198,899,335
Investments in affiliated securities, at value (Cost — $2,474,228)	2,476,453
Foreign currency, at value (Cost — $7,573,999)	7,443,482
Cash	2,721,341
Interest receivable from unaffiliated investments	13,046,680
Deposits with brokers for open futures contracts and exchange-traded options	10,005,622
Deposits with brokers for centrally cleared swap contracts	7,415,207
Receivable for securities sold	7,097,824
Receivable from brokers — net variation margin on open futures contracts	3,548,236
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $2,042,208)	1,993,516
Receivable for Fund shares sold	1,495,767
Unrealized appreciation on forward foreign currency contracts	687,839
Dividends receivable from affiliated investments	87,530
Deposits with brokers for OTC derivatives	50,000
OTC swaps, at value (premiums paid — $3,720)	9,368
Receivable for open OTC swap contracts	2,340
Interest receivable from affiliated investments	994
Prepaid expenses	35,501
Total Assets	1,257,017,035

Liabilities:
Payable for securities purchased	24,489,458
Payable for Fund shares repurchased	1,156,774
Distributions payable	1,083,723
Unrealized depreciation on forward foreign currency contracts	593,258
Investment management fee payable	514,371
Payable to brokers — net variation margin on centrally cleared swap contracts	139,804
Service and/or distribution fees payable	59,273
OTC swaps, at value (premiums received — $7,097)	29,978
Written options, at value (premiums received — $231,109)	14,972
Accrued foreign capital gains tax	11,736
Deposits from brokers for OTC derivatives	10,000
Principal payup payable	7,714
Payable for open OTC swap contracts	2,340
Trustees’ fees payable	687
Accrued expenses	230,629
Total Liabilities	28,344,717
Total Net Assets	$1,228,672,318

Net Assets:
Par value (Note 7)	$2,405
Paid-in capital in excess of par value	1,504,694,547
Total distributable earnings (loss)	(276,024,634)
Total Net Assets	$1,228,672,318

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	67

Statement of assets and liabilities (unaudited) (cont’d)

January 31, 2024

Net Assets:
Class A	$265,709,340
Class C	$4,268,713
Class C1	$170,799
Class I	$618,851,516
Class IS	$339,671,950

Shares Outstanding:
Class A	52,256,442
Class C	839,818
Class C1	33,510
Class I	120,983,640
Class IS	66,426,694

Net Asset Value:
Class A (and redemption price)	$5.08
Class C*	$5.08
Class C1*	$5.10
Class I (and redemption price)	$5.12
Class IS (and redemption price)	$5.11
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$5.28

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

68	Western Asset Income Fund 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2024

Investment Income:
Interest from unaffiliated investments	$48,879,594
Dividends from affiliated investments	223,320
Interest from affiliated investments	18,405
Dividends from unaffiliated investments	15,566
Less: Foreign taxes withheld	(60,824)
Total Investment Income	49,076,061

Expenses:
Investment management fee (Note 2)	2,933,630
Transfer agent fees (Notes 2 and 5)	477,894
Service and/or distribution fees (Notes 2 and 5)	338,032
Fund accounting fees	63,016
Registration fees	49,349
Audit and tax fees	29,661
Legal fees	18,844
Shareholder reports	17,277
Trustees’ fees	13,424
Commitment fees (Note 9)	4,997
Insurance	3,831
Custody fees	1,236
Miscellaneous expenses	7,780
Total Expenses	3,958,971
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,240)
Net Expenses	3,955,731
Net Investment Income	45,120,330

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(25,375,107)
Futures contracts	(33,114,118)
Written options	894,108
Swap contracts	110,130
Forward foreign currency contracts	2,229,542
Foreign currency transactions	(316,317)
Net Realized Loss	(55,571,762)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	38,425,892	‡
Investments in affiliated securities	9,061
Futures contracts	29,962,707
Written options	87,336
Swap contracts	256,676
Forward foreign currency contracts	(672,665)
Foreign currencies	6,585
Change in Net Unrealized Appreciation (Depreciation)	68,075,592
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	12,503,830
Increase in Net Assets From Operations	$57,624,160

‡	Net of change in accrued foreign capital gains tax of $(8,306).

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	69

Statements of changes in net assets

For the Six Months Ended January 31, 2024 (unaudited) and the Year Ended July 31, 2023	2024	2023

Operations:
Net investment income	$45,120,330	$76,113,017
Net realized loss	(55,571,762)	(98,560,100)
Change in net unrealized appreciation (depreciation)	68,075,592	47,402,419
Increase in Net Assets From Operations	57,624,160	24,955,336

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(45,678,054)	(76,303,313)
Return of capital	—	(2,438,751)
Decrease in Net Assets From Distributions to Shareholders	(45,678,054)	(78,742,064)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	92,683,243	191,909,563
Reinvestment of distributions	39,290,173	67,108,037
Cost of shares repurchased	(89,781,530)	(193,085,704)
Increase in Net Assets From Fund Share Transactions	42,191,886	65,931,896
Increase in Net Assets	54,137,992	12,145,168

Net Assets:
Beginning of period	1,174,534,326	1,162,389,158
End of period	$1,228,672,318	$1,174,534,326

See Notes to Financial Statements.

70	Western Asset Income Fund 2024 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$5.04	$5.28	$6.12	$5.89	$6.19	$6.14

Income (loss) from operations:
Net investment income	0.18	0.33	0.24	0.23	0.29	0.33
Net realized and unrealized gain (loss)	0.05	(0.22)	(0.83)	0.25	(0.28)	0.08
Total income (loss) from operations	0.23	0.11	(0.59)	0.48	0.01	0.41

Less distributions from:
Net investment income	(0.19)	(0.34)	(0.25)	(0.25)	(0.19)	(0.30)
Return of capital	—	(0.01)	(0.00) [3]	—	(0.12)	(0.06)
Total distributions	(0.19)	(0.35)	(0.25)	(0.25)	(0.31)	(0.36)

Net asset value, end of period	$5.08	$5.04	$5.28	$6.12	$5.89	$6.19
Total return[4]	4.87%	2.02%	(9.79)%	8.23%	0.28%[5]	6.84%

Net assets, end of period (millions)	$266	$254	$271	$326	$297	$294

Ratios to average net assets:
Gross expenses	0.93%[6]	0.93%	0.92%	0.94%	0.97%	1.00%
Net expenses[7,8]	0.93 [6]	0.93	0.92	0.93	0.97	0.98
Net investment income	7.44 [6]	6.60	4.12	3.82	4.96	5.54

Portfolio turnover rate	25%	40%	49%	71%	59%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2024 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.11% for the year ended July 31, 2020.

[6]	Annualized.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	71

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$5.03	$5.27	$6.12	$5.88	$6.19	$6.14

Income (loss) from operations:
Net investment income	0.17	0.30	0.19	0.19	0.25	0.29
Net realized and unrealized gain (loss)	0.05	(0.23)	(0.83)	0.25	(0.29)	0.08
Total income (loss) from operations	0.22	0.07	(0.64)	0.44	(0.04)	0.37

Less distributions from:
Net investment income	(0.17)	(0.30)	(0.21)	(0.20)	(0.17)	(0.27)
Return of capital	—	(0.01)	(0.00) [3]	—	(0.10)	(0.05)
Total distributions	(0.17)	(0.31)	(0.21)	(0.20)	(0.27)	(0.32)

Net asset value, end of period	$5.08	$5.03	$5.27	$6.12	$5.88	$6.19
Total return[4]	4.49%	1.49%	(10.63)%	7.65%	(0.62)%[5]	6.25%

Net assets, end of period (000s)	$4,269	$4,028	$4,455	$6,079	$5,975	$6,453

Ratios to average net assets:
Gross expenses	1.66%[6]	1.65%	1.67%	1.65%	1.70%	1.71%
Net expenses[7,8]	1.66 [6]	1.65	1.67	1.65	1.70	1.70
Net investment income	6.71 [6]	5.87	3.36	3.10	4.24	4.82

Portfolio turnover rate	25%	40%	49%	71%	59%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2024 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

72	Western Asset Income Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$5.05	$5.29	$6.13	$5.89	$6.20	$6.15

Income (loss) from operations:
Net investment income	0.17	0.31	0.21	0.21	0.28	0.31
Net realized and unrealized gain (loss)	0.06	(0.22)	(0.82)	0.25	(0.30)	0.08
Total income (loss) from operations	0.23	0.09	(0.61)	0.46	(0.02)	0.39

Less distributions from:
Net investment income	(0.18)	(0.32)	(0.23)	(0.22)	(0.18)	(0.29)
Return of capital	—	(0.01)	(0.00) [3]	—	(0.11)	(0.05)
Total distributions	(0.18)	(0.33)	(0.23)	(0.22)	(0.29)	(0.34)

Net asset value, end of period	$5.10	$5.05	$5.29	$6.13	$5.89	$6.20
Total return[4]	4.83%	1.63%	(10.16)%	7.92%	(0.23)%[5]	6.43%

Net assets, end of period (000s)	$171	$224	$455	$910	$1,361	$2,400

Ratios to average net assets:
Gross expenses	1.39%[6]	1.34%	1.37%	1.39%	1.34%	1.39%
Net expenses[7,8]	1.39 [6]	1.34	1.37	1.39	1.34	1.37
Net investment income	6.94 [6]	6.08	3.64	3.40	4.64	5.12

Portfolio turnover rate	25%	40%	49%	71%	59%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2024 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[6]	Annualized.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	73

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$5.07	$5.31	$6.16	$5.92	$6.23	$6.18

Income (loss) from operations:
Net investment income	0.19	0.35	0.26	0.24	0.31	0.35
Net realized and unrealized gain (loss)	0.06	(0.23)	(0.84)	0.27	(0.29)	0.08
Total income (loss) from operations	0.25	0.12	(0.58)	0.51	0.02	0.43

Less distributions from:
Net investment income	(0.20)	(0.35)	(0.27)	(0.27)	(0.20)	(0.32)
Return of capital	—	(0.01)	(0.00) [3]	—	(0.13)	(0.06)
Total distributions	(0.20)	(0.36)	(0.27)	(0.27)	(0.33)	(0.38)

Net asset value, end of period	$5.12	$5.07	$5.31	$6.16	$5.92	$6.23
Total return[4]	5.22%	2.36%	(9.62)%	8.70%	0.43%[5]	7.33%

Net assets, end of period (millions)	$619	$591	$558	$795	$123	$103

Ratios to average net assets:
Gross expenses	0.64%[6]	0.63%	0.65%	0.62%	0.69%	0.70%
Net expenses[7,8]	0.63 [6]	0.63	0.65	0.62	0.68	0.68
Net investment income	7.73 [6]	6.91	4.37	3.89	5.22	5.79

Portfolio turnover rate	25%	40%	49%	71%	59%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2024 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.26% for the year ended July 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

74	Western Asset Income Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$5.06	$5.31	$6.16	$5.92	$6.23	$6.18

Income (loss) from operations:
Net investment income	0.20	0.36	0.26	0.25	0.31	0.37
Net realized and unrealized gain (loss)	0.05	(0.24)	(0.83)	0.26	(0.28)	0.07
Total income (loss) from operations	0.25	0.12	(0.57)	0.51	0.03	0.44

Less distributions from:
Net investment income	(0.20)	(0.36)	(0.28)	(0.27)	(0.21)	(0.33)
Return of capital	—	(0.01)	(0.00) [3]	—	(0.13)	(0.06)
Total distributions	(0.20)	(0.37)	(0.28)	(0.27)	(0.34)	(0.39)

Net asset value, end of period	$5.11	$5.06	$5.31	$6.16	$5.92	$6.23
Total return[4]	5.07%	2.45%	(9.52)%	8.80%	0.53%[5]	7.43%

Net assets, end of period (000s)	$339,672	$324,613	$328,288	$236,176	$104,169	$44,528

Ratios to average net assets:
Gross expenses	0.54%[6]	0.54%	0.54%	0.55%	0.59%	0.62%
Net expenses[7,8]	0.54 [6]	0.54	0.54	0.55	0.58	0.60
Net investment income	7.83 [6]	6.99	4.58	4.12	5.25	6.08

Portfolio turnover rate	25%	40%	49%	71%	59%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2024 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Income Fund 2024 Semi-Annual Report	75

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Real Estate	—	$7,065,756	$275,109	$7,340,865
Other Corporate Bonds & Notes	—	573,313,221	—	573,313,221
Senior Loans:
Consumer Discretionary	—	38,362,423	7,404,513	45,766,936
Financials	—	38,288,166	12,142,841	50,431,007
Health Care	—	20,488,139	1,723,502	22,211,641
Industrials	—	38,952,828	8,002,709	46,955,537
Information Technology	—	30,192,995	6,038,584	36,231,579
Materials	—	—	2,331,970	2,331,970
Other Senior Loans	—	17,890,722	—	17,890,722
Collateralized Mortgage Obligations	—	195,515,032	—	195,515,032
Asset-Backed Securities	—	130,090,722	—	130,090,722
Sovereign Bonds	—	52,940,153	—	52,940,153
Convertible Bonds & Notes	—	7,284,497	—	7,284,497
Convertible Preferred Stocks:
Energy	—	416,409	5,710,292	6,126,701
U.S. Government & Agency Obligations	—	2,670,943	—	2,670,943
Non-U.S. Treasury Inflation Protected Securities	—	724,864	—	724,864
Mortgage-Backed Securities	—	677,186	—	677,186
Common Stocks:
Energy	$298,414	—	—	298,414
Materials	—	—	211,819	211,819
Purchased Options:
Exchange-Traded Purchased Options	82,988	—	—	82,988
OTC Purchased Options	—	181,201	—	181,201
Warrants	—	13,562	—	13,562
Total Long-Term Investments	381,402	1,155,068,819	43,841,339	1,199,291,560
Short-Term Investments†	2,084,228	—	—	2,084,228
Total Investments	$2,465,630	$1,155,068,819	$43,841,339	$1,201,375,788

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ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$16,449,436	—	—	$16,449,436
Forward Foreign Currency Contracts††	—	$687,839	—	687,839
Centrally Cleared Interest Rate Swaps††	—	1,549,820	—	1,549,820
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	9,368	—	9,368
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	119,905	—	119,905
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	289,382	—	289,382
Total Other Financial Instruments	$16,449,436	$2,656,314	—	$19,105,750
Total	$18,915,066	$1,157,725,133	$43,841,339	$1,220,481,538

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$5,048	—	—	$5,048
OTC Written Options	—	$9,924	—	9,924
Futures Contracts††	821,604	—	—	821,604
Forward Foreign Currency Contracts††	—	593,258	—	593,258
OTC Interest Rate Swaps	—	16,114	—	16,114
Centrally Cleared Interest Rate Swaps††	—	1,044,051	—	1,044,051
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	13,864	—	13,864
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	30,331	—	30,331
Total	$826,652	$1,707,542	—	$2,534,194

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

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Notes to financial statements (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2023	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Real Estate	—	$55	$7	$2,696	$273,045
Senior Loans:
Consumer Discretionary	$7,227,053	7,387	3,780	78,795	—
Financials	8,520,813	9,951	(456,598)	657,755	4,944,459
Health Care	2,880,755	6,836	274	771	—
Industrials	5,256,931	4,060	273	121,447	3,760,726
Information Technology	5,415,762	8,410	7,052	51,051	1,187,225
Materials	1,197,646	1,385	—	43,518	1,089,421
Convertible Preferred Stocks:
Energy	10,052,339	—	162,847	599,423	—
Common Stocks:
Materials	289,163	—	—	(77,344)	—
Total	$40,840,462	$38,084	$(282,365)	$1,478,112	$11,254,876

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2024[2]
Corporate Bonds & Notes:
Real Estate	$(694)	—	—	$275,109	$2,696
Senior Loans:
Consumer Discretionary	(295,125)	$382,623	—	7,404,513	78,795
Financials	(1,533,539)	—	—	12,142,841	199,079
Health Care	(14,651)	—	$(1,150,483)	1,723,502	(5,864)

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Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2024[2]
Industrials	$(82,449)	—	$(1,058,279)	$8,002,709	$111,474
Information Technology	(1,630,941)	$4,957,909	(3,957,884)	6,038,584	11,273
Materials	—	—	—	2,331,970	43,518
Convertible Preferred Stocks:
Energy	(5,104,317)	—	—	5,710,292	599,423
Common Stocks:
Materials	—	—	—	211,819(77,344)
Total	$(8,661,716)	$5,340,532	$(6,166,646)	$43,841,339	$963,050

[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium

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Notes to financial statements (unaudited) (cont’d)

received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction, or to attempt to enhance the Fund’s return or yield. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

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Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2024, the total notional value of all credit default swaps to sell protection was EUR 1,790,000 and $11,914,550. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

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Notes to financial statements (unaudited) (cont’d)

For average notional amounts of swaps held during the six months ended January 31, 2024, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

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Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such

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Notes to financial statements (unaudited) (cont’d)

loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2024, the Fund had sufficient cash and/or securities to cover these commitments.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated

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into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(n) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

Western Asset Income Fund 2024 Semi-Annual Report	87

Notes to financial statements (unaudited) (cont’d)

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be

88	Western Asset Income Fund 2024 Semi-Annual Report

reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2024, the Fund held OTC written options, forward foreign currency contracts, OTC interest rate swaps and OTC credit default swaps with credit related contingent features which had a liability position of $633,160. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of January 31, 2024, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $50,000 which could be used to reduce the required payment.

At January 31, 2024, the Fund held cash collateral from Citibank N.A. in the amount of $10,000 and non-cash collateral from BNP Paribas SA, Goldman Sachs Group Inc. and JPMorgan Chase & Co. in the amounts of $159,808, $70,164 and $80,891, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(q) Distributions to shareholders. Distributions from net investment income of the Fund are recorded each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(s) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute

Western Asset Income Fund 2024 Semi-Annual Report	89

Notes to financial statements (unaudited) (cont’d)

its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of January 31, 2024, there were $11,736 of capital gains tax liabilities accrued on unrealized gains.

(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.80%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation

90	Western Asset Income Fund 2024 Semi-Annual Report

arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended January 31, 2024, fees waived and/or expenses reimbursed amounted to $3,240, all of which was an affiliated money market fund waiver.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at January 31, 2024, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the six months ended January 31, 2024, FTFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended January 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $6,056 was earned by Investor Services.

There is a maximum initial sales charge of 3.75% for Class A shares. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$5,970	—
CDSCs	3,181	$3

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Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$331,899,600	$4,398,184
Sales	253,097,548	32,704,468

At January 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,251,631,443	$20,073,998	$(70,329,653)	$(50,255,655)
Written options	(231,109)	216,137	—	216,137
Futures contracts	—	16,449,436	(821,604)	15,627,832
Forward foreign currency contracts	—	687,839	(593,258)	94,581
Swap contracts	302,651	1,964,755	(1,097,263)	867,492

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2024.

	ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[2]	—	$181,201	—	$82,988	$264,189
Futures contracts[3]	$16,449,436	—	—	—	16,449,436
Forward foreign currency contracts	—	687,839	—	—	687,839
OTC swap contracts[4]	—	—	$9,368	—	9,368
Centrally cleared swap contracts[5]	1,549,820	—	409,287	—	1,959,107
Total	$17,999,256	$869,040	$418,655	$82,988	$19,369,939

92	Western Asset Income Fund 2024 Semi-Annual Report

	LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Written options	—	$9,924	—	$5,048	$14,972
Futures contracts[3]	$821,604	—	—	—	821,604
Forward foreign currency contracts	—	593,258	—	—	593,258
OTC swap contracts[4]	16,114	—	$13,864	—	29,978
Centrally cleared swap contracts[5]	1,044,051	—	30,331	—	1,074,382
Total	$1,881,769	$603,182	$44,195	$5,048	$2,534,194

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$(298,201)	$(556,824)	$(145,058)	$(716,522)	$(1,716,605)
Futures contracts	(33,114,118)	—	—	—	(33,114,118)
Written options	125,646	134,964	58,651	574,847	894,108
Swap contracts	17,213	—	92,917	—	110,130
Forward foreign currency contracts	—	2,229,542	—	—	2,229,542
Total	$(33,269,460)	$1,807,682	$6,510	$(141,675)	$(31,596,943)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

Western Asset Income Fund 2024 Semi-Annual Report	93

Notes to financial statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	$1,050	$(128,748)	$(145,559)	$297,326	$24,069
Futures contracts	29,962,707	—	—	—	29,962,707
Written options	—	70,601	183,765	(167,030)	87,336
Swap contracts	178,649	—	78,027	—	256,676
Forward foreign currency contracts	—	(672,665)	—	—	(672,665)
Total	$30,142,406	$(730,812)	$116,233	$130,296	$29,658,123

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended January 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,147,682
Written options	398,748
Futures contracts (to buy)	884,942,825
Futures contracts (to sell)	112,662,073
Forward foreign currency contracts (to buy)	83,764,232
Forward foreign currency contracts (to sell)	98,075,026

Average Notional Balance
Interest rate swap contracts	$60,250,446
Credit default swap contracts (buy protection)	7,866,359
Credit default swap contracts (sell protection)	13,885,451

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$130,101	$(7)	$130,094	$(130,101)	$(7)
Citibank N.A.	454,974	(472,313)	(17,339)	(10,000)	(27,339)
Goldman Sachs Group Inc.	63,335	(9,924)	53,411	(63,335)	(9,924)
JPMorgan Chase & Co.	126,892	(69,235)	57,657	(80,891)	(23,234)
Morgan Stanley & Co. Inc.	103,106	(81,681)	21,425	50,000	71,425
Total	$878,408	$(633,160)	$245,248	$(234,327)	$10,921

94	Western Asset Income Fund 2024 Semi-Annual Report

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$317,610	$178,775
Class C	19,731	2,409
Class C1	691	155
Class I	—	295,585
Class IS	—	970
Total	$338,032	$477,894

For the six months ended January 31, 2024, waivers and/or expense reimbursements by class were as follows:

	Waivers/Expense Reimbursements
Class A	$701
Class C	11
Class C1	0	*
Class I	1,629
Class IS	899
Total	$3,240

*	Amount represents less than $1.

Western Asset Income Fund 2024 Semi-Annual Report	95

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended January 31, 2024	Year Ended July 31, 2023
Net Investment Income:
Class A	$9,573,358	$16,988,869
Class C	134,219	236,293
Class C1	6,957	20,312
Class I	23,176,537	37,471,102
Class IS	12,786,983	21,586,737
Total	$45,678,054	$76,303,313

Return of Capital:
Class A	—	$542,986
Class C	—	7,552
Class C1	—	649
Class I	—	1,197,624
Class IS	—	689,940
Total	—	$2,438,751

7. Shares of beneficial interest

At January 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,567,341	$22,684,961	4,226,744	$21,422,962
Shares issued on reinvestment	1,903,598	9,436,226	3,425,017	17,286,656
Shares repurchased	(4,692,651)	(23,166,378)	(8,550,220)	(43,346,894)
Net increase (decrease)	1,778,288	$8,954,809	(898,459)	$(4,637,276)

Class C
Shares sold	135,903	$680,083	168,971	$858,760
Shares issued on reinvestment	27,093	134,211	48,289	243,430
Shares repurchased	(123,631)	(613,534)	(261,378)	(1,327,041)
Net increase (decrease)	39,365	$200,760	(44,118)	$(224,851)

96	Western Asset Income Fund 2024 Semi-Annual Report

	Six Months Ended January 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount

Class C1
Shares sold	2,095	$10,382	4,369	$22,176
Shares issued on reinvestment	1,402	6,957	4,143	20,961
Shares repurchased	(14,309)	(70,806)	(50,116)	(255,711)
Net decrease	(10,812)	$(53,467)	(41,604)	$(212,574)

Class I
Shares sold	8,127,433	$40,488,138	22,686,779	$115,505,266
Shares issued on reinvestment	4,409,309	21,980,972	7,230,404	36,707,941
Shares repurchased	(8,317,935)	(41,152,158)	(18,225,630)	(92,651,001)
Net increase	4,218,807	$21,316,952	11,691,553	$59,562,206

Class IS
Shares sold	5,691,585	$28,819,679	10,576,563	$54,100,399
Shares issued on reinvestment	1,550,708	7,731,807	2,532,217	12,849,049
Shares repurchased	(4,916,818)	(24,778,654)	(10,839,767)	(55,505,057)
Net increase	2,325,475	$11,772,832	2,269,013	$11,444,391

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended January 31, 2024. The following transactions were effected in such companies for the six months ended January 31, 2024.

	Affiliate Value at July 31, 2023	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	$383,164	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	6,593,603	$168,666,234	168,666,234	$173,175,609	173,175,609
	$6,976,767	$168,666,234		$173,175,609

Western Asset Income Fund 2024 Semi-Annual Report	97

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	—	$18,405	$9,061	$392,225
Western Asset Premier Institutional Government Reserves, Premium Shares	—	223,320	—	2,084,228
	—	$241,725	$9,061	$2,476,453

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2024.

10. Deferred capital losses

As of July 31, 2023, the Fund had deferred capital losses of $194,009,257, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

98	Western Asset Income Fund 2024 Semi-Annual Report

Western Asset

Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC*

*	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD2174 3/24 SR24-4838

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 25, 2024